BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 0.1%
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class ER, (EURIBOR 3 Month + 6.45%),
6.45%, 04/15/34
(a)
................. EUR 1,561 $ 1,835,945
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(a)
................. 884 999,307
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
..................... USD 11,500 311,650
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 0.00%,
06/22/34
(a)
...................... EUR 500 581,017
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)
...................... 620 705,908
Avoca CLO XVIII DAC, Series 18X, Class
E, (EURIBOR 3 Month + 4.60%), 4.60%,
04/15/31
(a)
...................... 700 800,016
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 5.91%,
07/22/34
(a)
...................... 500 586,946
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(a)
...................... 400 463,767
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class SBB1, (LIBOR USD 3
Month + 8.50%), 8.69%, 07/20/32
(a)(b)
.... USD 997 950,674
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(a)
................. EUR 263 302,543
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.13%,
07/15/31
(a)(b)
..................... USD 250 250,016
Greene King Finance plc, Series B2,  (LIBOR
GBP 3 Month + 2.08%), 2.16%, 03/15/36
(a)
GBP 100 113,491
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)
...................... EUR 1,125 1,253,864
Harvest CLO XXIII DAC, Series 23X, Class
E, (EURIBOR 3 Month + 5.33%), 5.33%,
10/20/32
(a)
...................... 148 168,906
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.44%,
07/15/34
(a)
...................... 770 899,332
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(a)
...................... 265 312,128
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(a)(b)
............ USD 2,000 200
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(a)
........... EUR 200 220,455
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.06%, 07/22/34
(a)
........... 500 578,053
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(a)
................. 500 582,839
OCP Euro CLO DAC
(a)
:
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 .... 1,347 1,550,798
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 .... 900 1,032,300
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 .... 300 347,675
OZLME III DAC, Series 3X, Class E, (EURIBOR
3 Month + 4.80%), 4.80%, 08/24/30
(a)
.... 1,000 1,128,411
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 5.46%,
07/18/34
(a)
...................... EUR 1,000 $ 1,173,892
Rockfield Park CLO DAC, Series 1X, Class D,
0.00%, 07/08/21 .................. 613 719,596
Rockford Tower Europe CLO DAC, Series
2018-1X, Class E, (EURIBOR 3 Month +
5.36%), 5.36%, 12/20/31
(a)
........... 300 348,596
Seneca Park CLO Ltd., Series 2014-1A, Class
SUB, 0.00%, 07/17/26
(a)(b)
............ USD 2,500 8,750
Voya Euro CLO II DAC, Series 2X, Class ER,
0.00%, 07/15/35 .................. EUR 670 786,508
Total Asset-Backed Securities — 0.1%
(Cost: $31,374,766) ............................... 19,013,583
Shares
Shares
Common Stocks — 2.7%
Auto Components — 0.0%
Lear Corp. ........................ 2,755 482,896
Building Products — 0.0%
AZEK Co., Inc. (The)
(c)
................ 14,842 630,191
Chemicals — 0.3%
Atotech Ltd.
(c)
...................... 91,452 2,334,770
Diversey Holdings Ltd.
(c)(d)
.............. 1,497,661 26,823,108
Element Solutions, Inc. ................ 1,867,192 43,654,949
72,812,827
Commercial Services & Supplies — 0.0%
FreedomPay , Inc.
(c)(e)
................. 314,534 3
Communications Equipment — 0.1%
CommScope Holding Co., Inc.
(c)
.......... 573,494 12,221,157
Diversified Financial Services — 0.0%
Remainco LLC
(c)(e)
................... 1,260,653 13
Diversified Telecommunication Services — 0.0%
Telecom Italia SpA ................... 2,758,308 1,463,138
Electrical Equipment — 0.1%
Sensata Technologies Holding plc
(c)(d)
...... 368,041 21,335,337
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.
(c)(e)
........ 43,326 641,225
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(c)
......... 149,752 13,116,778
Equity Real Estate Investment Trusts (REITs) — 0.4%
Gaming and Leisure Properties, Inc. ....... 861,582 39,917,094
VICI Properties, Inc. .................. 1,881,037 58,349,768
98,266,862
Hotels, Restaurants & Leisure — 0.1%
Aramark .......................... 319,453 11,899,624
Life Sciences Tools & Services — 0.3%
(c)
Avantor , Inc. ....................... 1,209,508 42,949,629
Syneos Health, Inc. .................. 307,856 27,550,033
70,499,662
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(c)
..... 4,249,634 11,219,034
Metals & Mining — 0.2%
Constellium SE, Class A
(c)(d)
............. 2,124,284 40,255,182

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 1.1%
Chesapeake Energy Corp. ............. 1,053,482 $ 54,696,785
ConocoPhillips ..................... 254,356 15,490,280
Devon Energy Corp. .................. 613,663 17,912,823
Diamondback Energy, Inc. .............. 247,650 23,251,859
Energy Transfer LP .................. 1,955,707 20,789,165
Enterprise Products Partners LP .......... 865,846 20,892,864
EQT Corp.
(c)
....................... 461,258 10,267,603
Extraction Oil & Gas, Inc.
(c)
............. 491,759 27,002,487
Extraction Oil & Gas, Inc., (Acquired 03/05/21,
cost $8,357,243)
(c)(f)
................ 238,642 13,049,233
KCAD Holdings I Ltd.
(c)(e)
............... 4,067,849,248 40,679
Kinder Morgan, Inc. .................. 258,089 4,704,963
Plains All American Pipeline LP .......... 2,837,012 32,228,456
SM Energy Co. ..................... 947,219 23,330,004
Williams Cos., Inc. (The) ............... 175,477 4,658,914
268,316,115
Road & Rail — 0.0%
Uber Technologies, Inc.
(c)
.............. 218,400 10,946,208
Semiconductors & Semiconductor Equipment — 0.0%
(c)
Maxeon Solar Technologies Ltd. .......... 171 3,665
SunPower Corp. .................... 1,369 40,002
43,667
Total Common Stocks — 2.7%
(Cost: $492,730,567) .............................. 634,149,919
Par (000)
Par (000)
Corporate Bonds — 83.8%
Aerospace & Defense — 3.1%
Boeing Co. (The), 5.93%, 05/01/60 ....... USD 60,460 83,486,712
Bombardier, Inc.
(b)
:
6.00%, 10/15/22 .................. 4,529 4,534,661
7.50%, 12/01/24 .................. 13,465 14,070,925
7.50%, 03/15/25 .................. 4,496 4,623,462
7.13%, 06/15/26 .................. 43,309 45,344,523
7.88%, 04/15/27 .................. 16,499 17,117,712
7.45%, 05/01/34 .................. 1,604 1,716,280
BWX Technologies, Inc.
(b)
:
5.38%, 07/15/26 .................. 10,065 10,331,219
4.13%, 06/30/28 .................. 10,487 10,683,631
4.13%, 04/15/29 .................. 9,203 9,364,053
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 21,776 22,429,280
Howmet Aerospace, Inc., 5.13%, 10/01/24 .. 505 557,394
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 21,326 22,312,328
Rolls-Royce plc:
4.63%, 02/16/26 .................. EUR 722 933,589
5.75%, 10/15/27
(b)
................. USD 34,687 38,207,384
5.75%, 10/15/27 .................. GBP 312 472,366
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
.. USD 12,439 13,216,437
SSL Robotics LLC, 9.75%, 12/31/23
(b)
..... 9,626 10,622,580
TransDigm , Inc.:
8.00%, 12/15/25
(b)
................. 15,543 16,794,211
6.25%, 03/15/26
(b)
................. 290,457 306,432,135
6.38%, 06/15/26 .................. 1,862 1,928,976
7.50%, 03/15/27 .................. 7,602 8,086,628
4.63%, 01/15/29
(b)
................. 19,046 19,052,666
4.88%, 05/01/29
(b)
................. 20,926 21,124,797
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 43,429 48,314,763
731,758,712
Security
Par (000)
Par (000) Value
Airlines — 1.8%
Air France-KLM, 3.88%, 07/01/26 ........ EUR 1,100 $ 1,284,134
American Airlines, Inc.
(b)
:
11.75%, 07/15/25 ................. USD 40,020 50,225,100
5.50%, 04/20/26 .................. 19,594 20,745,147
5.75%, 04/20/29 .................. 58,695 63,463,915
Delta Air Lines, Inc.
(b)
:
7.00%, 05/01/25 .................. 19,092 22,280,141
4.75%, 10/20/28 .................. 33,580 37,332,822
Deutsche Lufthansa AG:
2.88%, 02/11/25 .................. EUR 1,100 1,327,386
3.75%, 02/11/28 .................. 2,800 3,420,035
Finnair OYJ, 4.25%, 05/19/25 .......... 2,525 3,053,899
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ USD 16,152 17,340,949
International Consolidated Airlines Group SA:
0.63%, 11/17/22
(g)
................. EUR 100 114,365
2.75%, 03/25/25 .................. 2,200 2,608,674
1.50%, 07/04/27 .................. 800 858,483
1.13%, 05/18/28
(g)
................. 3,100 3,499,790
3.75%, 03/25/29 .................. 1,600 1,901,943
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 61,551 67,767,651
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
2,945 3,330,829
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 . 4,290 4,548,614
Series 2020-1, Class A, 5.88%, 10/15/27 . 54,729 60,726,742
United Airlines, Inc.
(b)
:
4.38%, 04/15/26 .................. 26,120 27,038,902
4.63%, 04/15/29 .................. 27,551 28,515,285
421,384,806
Auto Components — 1.9%
Adient US LLC, 9.00%, 04/15/25
(b)
....... 12,490 13,754,612
Allison Transmission, Inc.
(b)
:
5.88%, 06/01/29 .................. 14,548 15,930,060
3.75%, 01/30/31 .................. 15,979 15,705,280
Clarios Global LP:
6.75%, 05/15/25
(b)
................. 14,870 15,836,253
4.38%, 05/15/26 .................. EUR 4,100 5,028,716
6.25%, 05/15/26
(b)
................. USD 46,610 49,654,099
8.50%, 05/15/27
(b)
................. 125,306 136,608,601
Dana Financing Luxembourg SARL, 3.00%,
07/15/29 ...................... EUR 1,500 1,823,169
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... USD 17,694 19,065,285
Faurecia SE, 3.75%, 06/15/28 .......... EUR 1,579 1,970,632
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 .................. USD 4,574 5,105,728
5.00%, 07/15/29
(b)
................. 9,592 10,042,824
5.25%, 07/15/31
(b)
................. 27,946 29,203,570
5.63%, 04/30/33 .................. 21,093 22,246,787
Grupo Antolin-Irausa SA, 3.50%, 04/30/28 ... EUR 1,796 2,122,912
Icahn Enterprises LP:
4.75%, 09/15/24 .................. USD 6,704 7,005,680
6.25%, 05/15/26 .................. 11,189 11,871,529
5.25%, 05/15/27
(b)
................. 15,765 16,277,363
5.25%, 05/15/27 .................. 20,803 21,478,993
4.38%, 02/01/29
(b)
................. 14,595 14,522,025
IHO Verwaltungs GmbH, 3.88%, (3.88% Cash
or 4.63% PIK), 05/15/27
(a)(h)
.......... EUR 2,811 3,432,404
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
... USD 4,873 4,842,544
Tenneco, Inc., 7.88%, 01/15/29
(b)
........ 4,032 4,553,660
ZF Europe Finance BV:
2.00%, 02/23/26 .................. EUR 1,100 1,317,548
2.50%, 10/23/27 .................. 2,100 2,554,892
ZF Finance GmbH:
3.00%, 09/21/25 .................. 2,000 2,513,363
2.00%, 05/06/27 .................. 1,800 2,145,022

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Auto Components (continued)
2.75%, 05/25/27 .................. EUR 2,000 $ 2,463,395
439,076,946
Automobiles — 0.1%
Ford Motor Co.:
4.75%, 01/15/43 .................. USD 5,441 5,781,062
5.29%, 12/08/46 .................. 2,727 3,045,732
Jaguar Land Rover Automotive plc:
7.75%, 10/15/25
(b)
................. 480 526,800
4.50%, 01/15/26 .................. EUR 2,000 2,513,287
6.88%, 11/15/26 .................. 1,000 1,378,624
5.88%, 01/15/28
(b)
................. USD 400 421,000
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.62%, 02/18/30
(a)
........... EUR 2,200 2,625,398
Renault SA, 2.38%, 05/25/26 ........... 1,400 1,682,467
Volvo Car AB, 2.50%, 10/07/27 ......... 1,051 1,362,483
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 9,309 10,030,448
29,367,301
Banks — 0.7%
AIB Group plc, (EUR Swap Annual 5 Year +
6.63%), 6.25%
(a)(i)
................ EUR 2,600 3,506,856
Banco BPM SpA
(a)
:
(EUR Swap Annual 5 Year + 5.42%), 5.00%,
09/14/30 ..................... 882 1,142,562
(EUR Swap Annual 5 Year + 3.17%), 2.87%,
06/29/31 ..................... 3,950 4,677,858
Banco de Sabadell SA
(a)
:
(EUR Swap Annual 5 Year + 2.20%), 2.00%,
01/17/30 ..................... 2,500 2,927,320
(EUR Swap Annual 5 Year + 2.95%), 2.50%,
04/15/31 ..................... 1,000 1,192,390
Banco Espirito Santo SA
(c)(j)
:
2.63%, 05/08/17 .................. 10,400 1,726,452
4.75%, 01/15/18 .................. 12,300 2,041,861
4.00%, 01/21/19 .................. 12,000 1,992,060
Banco Santander SA, (EUR Swap Annual 5
Year + 4.53%), 4.37%
(a)(i)
............ 4,800 5,876,588
Bank of Cyprus PCL, (EUR Swap Annual 5 Year
+ 2.79%), 2.50%, 06/24/27
(a)
......... 2,300 2,673,226
Barclays plc:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)( i )
..................... USD 800 886,496
5.20%, 05/12/26 .................. 7,800 8,908,692
CaixaBank SA, (EUR Swap Annual 5 Year +
6.22%), 6.37%
(a)(i)
................ EUR 2,800 3,622,827
CIT Group, Inc.:
5.00%, 08/01/23 .................. USD 1,224 1,323,450
6.00%, 04/01/36 .................. 23,131 27,063,270
Commerzbank AG, (EUR Swap Annual 5 Year +
6.36%), 6.12%
(a)(i)
................ EUR 2,400 3,137,199
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.42%
(a)(i)
........... USD 2,720 2,547,226
HSBC Holdings plc
(a)( i )
:
(USD Swap Rate 5 Year + 3.75%), 6.00% . 24,053 26,698,830
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60% ....................... 6,310 6,546,625
Intesa Sanpaolo SpA :
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(a)( i )
..................... EUR 1,200 1,566,946
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)( i )
..................... 4,483 6,504,663
(EUR Swap Annual 5 Year + 5.75%), 5.87%,
03/04/29
(a)
.................... 1,313 1,747,188
5.15%, 06/10/30 .................. GBP 1,800 2,835,494
Security
Par (000)
Par (000) Value
Banks (continued)
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)( i )
..................... EUR 1,325 $ 1,784,178
4.20%, 06/01/32
(b)
................. USD 10,505 10,765,105
4.95%, 06/01/42
(b)
................. 7,665 7,937,293
National Westminster Bank plc
(a)( i )
:
Series A, (LIMEAN USD 6 Month + 0.25%),
0.50% ....................... 600 596,250
Series B, (LIBOR USD 6 Month + 0.25%),
0.50% ....................... 800 795,000
Natwest Group plc, (USD Swap Semi 5 Year +
7.60%), 8.62%
(a)(i)
................ 6,571 6,618,443
Stichting AK Rabobank Certificaten, 2.19%
(i)(k)
EUR 2,178 3,475,576
UniCredit SpA
(a)
:
(EUR Swap Annual 5 Year + 6.39%),
6.62%
( i )
...................... 1,400 1,784,554
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
( i )
...................... 800 1,124,423
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
( i )
...................... 2,200 2,494,521
(EUR Swap Annual 5 Year + 2.40%), 2.00%,
09/23/29 ..................... 1,200 1,432,883
(EUR Swap Annual 5 Year + 2.80%), 2.73%,
01/15/32 ..................... 1,000 1,212,038
161,166,343
Beverages — 0.0%
Triton Water Holdings, Inc., 6.25%, 04/01/29
(b)
USD 8,984 9,006,460
Biotechnology — 0.0%
Cidron Aida Finco SARL:
5.00%, 04/01/28 .................. EUR 1,786 2,146,868
6.25%, 04/01/28 .................. GBP 1,624 2,291,409
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
USD 5,317 5,208,108
9,646,385
Building Products — 0.9%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
..................... 10,364 10,758,039
APi Group DE, Inc., 4.13%, 07/15/29
(b)
..... 8,850 8,800,263
Builders FirstSource, Inc., 6.75%, 06/01/27
(b)
. 6,098 6,532,483
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
..................... 21,784 23,363,340
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
.... 17,712 18,354,060
Forterra Finance LLC, 6.50%, 07/15/25
(b)
... 21,461 23,124,227
Griffon Corp., 5.75%, 03/01/28 .......... 5,922 6,292,125
HT Troplast GmbH, 9.25%, 07/15/25 ...... EUR 1,071 1,405,364
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
................ USD 3,204 3,393,308
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 .................. 9,275 9,891,880
4.63%, 12/15/25 .................. 4,547 4,632,302
4.88%, 12/15/27 .................. 3,220 3,346,288
Masonite International Corp.
(b)
:
5.75%, 09/15/26 .................. 1,286 1,331,010
5.38%, 02/01/28 .................. 3,050 3,232,024
PCF GmbH:
4.75%, 04/15/26 .................. EUR 1,503 1,818,307
(EURIBOR 3 Month + 4.75%), 4.75%,
04/15/26
(a)
.................... 1,052 1,260,744
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
.. USD 31,585 33,480,100
Standard Industries, Inc.:
2.25%, 11/21/26 .................. EUR 1,659 1,956,622
4.75%, 01/15/28
(b)
................. USD 604 632,207
4.38%, 07/15/30
(b)
................. 21,247 21,910,969
3.38%, 01/15/31
(b)
................. 15,497 14,833,883
Summit Materials LLC, 5.25%, 01/15/29
(b)
... 11,390 12,101,078

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Building Products (continued)
Victors Merger Corp., 6.38%, 05/15/29
(b)
.... USD 12,435 $ 12,528,263
224,978,886
Capital Markets — 0.6%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
8,343 8,575,102
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 18,164 18,890,560
Credit Suisse Group AG
(a)( i )
:
(USD Swap Semi 5 Year + 4.60%), 7.50% 969 1,074,950
(USD Swap Semi 5 Year + 3.46%), 6.25%
(b)
3,600 3,942,000
(USD Swap Rate 5 Year + 4.33%), 7.25% . 2,200 2,487,100
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(b)
...................... 12,614 14,059,943
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(b)
...................... 16,191 17,121,983
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
................ 6,196 6,409,511
Hightower Holding LLC, 6.75%, 04/15/29
(b)
.. 8,609 8,781,180
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(c)(j)
:
5.38%, 10/17/12 .................. EUR 4,550 56,109
4.75%, 01/16/14 .................. 14,545 181,091
(EURIBOR 3 Month + 0.30%), 0.00%,
02/05/14
(a)
.................... 22,800 286,572
MSCI, Inc.
(b)
:
3.63%, 09/01/30 .................. USD 5,813 5,944,722
3.88%, 02/15/31 .................. 17,416 18,073,628
3.63%, 11/01/31 .................. 11,298 11,588,359
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(b)
..................... 10,170 10,693,791
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(i)
.......................... 13,275 13,563,068
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.86%),
5.12%
(a)(i)
..................... 900 978,750
142,708,419
Chemicals — 1.5%
Ashland Services BV, 2.00%, 01/30/28 ..... EUR 1,440 1,729,735
Axalta Coating Systems LLC
(b)
:
4.75%, 06/15/27 .................. USD 8,994 9,421,215
3.38%, 02/15/29 .................. 14,644 14,314,510
CeramTec BondCo GmbH, 5.25%, 12/15/25 . EUR 1,220 1,464,987
Chemours Co. (The):
4.00%, 05/15/26 .................. 1,100 1,334,481
5.75%, 11/15/28
(b)
................. USD 8,287 8,865,184
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 89,764 91,586,209
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 24,410 25,569,841
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 12,110 12,455,741
HB Fuller Co., 4.25%, 10/15/28 ......... 7,592 7,846,560
Herens Midco SARL:
4.75%, 05/15/28
(b)
................. 16,360 16,278,200
5.25%, 05/15/29 .................. EUR 3,743 4,343,443
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 33,988 37,897,300
Ingevity Corp., 3.88%, 11/01/28
(b)
........ 6,220 6,173,350
Kraton Polymers LLC, 5.25%, 05/15/26 .... EUR 1,497 1,819,444
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
USD 10,828 11,257,872
Monitchem HoldCo 2 SA, 9.50%, 09/15/26 .. EUR 1,000 1,285,057
Monitchem HoldCo 3 SA, 5.25%, 03/15/25 .. 2,893 3,533,355
Nobian Finance BV, 3.63%, 07/15/26 ...... 1,408 1,663,860
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
.. USD 1,606 1,694,330
OCI NV, 5.25%, 11/01/24
(b)
............ 4,434 4,570,124
Olin Corp., 5.50%, 08/15/22 ........... 255 265,837
Security
Par (000)
Par (000) Value
Chemicals (continued)
PQ Corp., 5.75%, 12/15/25
(b)
........... USD 29,061 $ 29,823,851
SCIH Salt Holdings, Inc.
(b)
:
4.88%, 05/01/28 .................. 22,446 22,443,306
6.63%, 05/01/29 .................. 13,740 13,774,350
Scotts Miracle-Gro Co. (The), 4.00%,
04/01/31
(b)
..................... 18,299 18,241,907
Valvoline, Inc., 3.63%, 06/15/31
(b)
........ 83 83,000
349,737,049
Commercial Services & Supplies — 2.9%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 23,650 24,920,951
Allied Universal Holdco LLC:
6.63%, 07/15/26
(b)
................. 87,780 93,066,989
9.75%, 07/15/27
(b)
................. 34,429 37,914,936
3.63%, 06/01/28 .................. EUR 1,820 2,140,585
4.63%, 06/01/28
(b)
................. USD 84,641 84,808,521
4.88%, 06/01/28 .................. GBP 827 1,134,952
6.00%, 06/01/29
(b)
................. USD 35,597 36,087,883
APX Group, Inc.:
7.88%, 12/01/22 .................. 2,587 2,596,701
8.50%, 11/01/24 .................. 7,550 7,889,750
6.75%, 02/15/27
(b)
................. 12,991 13,851,004
Aramark Services, Inc.
(b)
:
5.00%, 04/01/25 .................. 1,951 1,999,775
6.38%, 05/01/25 .................. 17,573 18,671,312
5.00%, 02/01/28 .................. 1,894 1,983,397
Brink's Co. (The), 5.50%, 07/15/25
(b)
...... 1,038 1,102,226
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 .................. 4,516 4,730,510
5.13%, 07/15/29 .................. 6,714 7,301,475
Covanta Holding Corp., 5.00%, 09/01/30 ... 10,099 10,603,950
Derichebourg SA, 2.25%, 07/15/28 ....... EUR 624 750,415
Garda World Security Corp.
(b)
:
4.63%, 02/15/27 .................. USD 15,205 15,281,025
9.50%, 11/01/27 .................. 12,500 13,843,750
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 .................. 5,193 5,408,717
3.75%, 08/01/25 .................. 11,709 12,030,998
5.13%, 12/15/26 .................. 31,866 33,711,679
4.00%, 08/01/28 .................. 19,638 19,399,398
3.50%, 09/01/28 .................. 9,176 9,153,060
4.75%, 06/15/29 .................. 26,741 27,765,180
IAA, Inc., 5.50%, 06/15/27
(b)
........... 11,777 12,362,552
Intrum AB:
3.13%, 07/15/24 .................. EUR 2,000 2,380,678
4.88%, 08/15/25 .................. 1,046 1,302,433
3.50%, 07/15/26 .................. 1,654 1,998,102
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... USD 11,304 11,784,420
Madison IAQ LLC
(b)
:
4.13%, 06/30/28 .................. 6,508 6,573,080
5.88%, 06/30/29 .................. 24,170 24,592,975
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 .................. 14,259 15,058,787
5.88%, 10/01/30 .................. 16,734 18,213,675
4.75%, 07/15/31 .................. 11,473 11,501,683
Paprec Holding SA, 3.50%, 07/01/28 ...... EUR 1,240 1,466,566
Prime Security Services Borrower LLC
(b)
:
5.75%, 04/15/26 .................. USD 4,437 4,901,421
3.38%, 08/31/27 .................. 6,225 6,038,250
6.25%, 01/15/28 .................. 17,590 18,711,362
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
..................... 4,373 4,501,457
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ 11,322 11,299,696
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26 ................. EUR 2,800 3,423,335

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Verisure Holding AB:
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
.................... EUR 791 $ 955,233
3.88%, 07/15/26 .................. 1,425 1,726,546
3.25%, 02/15/27 .................. 4,381 5,195,706
Verisure Midholding AB, 5.25%, 02/15/29 ... 2,529 3,081,228
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... USD 29,283 30,227,377
685,445,701
Communications Equipment — 0.7%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 34,735 37,176,871
CommScope Technologies LLC
(b)
:
6.00%, 06/15/25 .................. 15,367 15,693,549
5.00%, 03/15/27 .................. 13,910 14,240,362
CommScope , Inc.
(b)
:
5.50%, 03/01/24 .................. 17,751 18,261,341
6.00%, 03/01/26 .................. 2,553 2,695,202
8.25%, 03/01/27 .................. 2,988 3,193,575
7.13%, 07/01/28 .................. 16,427 17,802,761
Nokia OYJ, 6.63%, 05/15/39 ........... 7,393 9,573,935
ViaSat , Inc.
(b)
:
5.63%, 04/15/27 .................. 22,844 23,845,253
6.50%, 07/15/28 .................. 30,003 31,996,999
174,479,848
Construction & Engineering — 0.4%
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 24,997 25,434,447
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 21,064 21,416,401
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... 7,681 7,747,517
Heathrow Finance plc, 4.62%, 09/01/29
(k)
... GBP 2,042 2,905,909
MasTec, Inc., 4.50%, 08/15/28
(b)
......... USD 13,119 13,812,077
New Enterprise Stone & Lime Co., Inc.
(b)
:
6.25%, 03/15/26 .................. 3,485 3,578,328
9.75%, 07/15/28 .................. 5,862 6,565,440
Pike Corp., 5.50%, 09/01/28
(b)
.......... 7,928 8,245,120
89,705,239
Consumer Finance — 1.1%
Encore Capital Group, Inc.:
4.88%, 10/15/25 .................. EUR 1,332 1,668,261
5.38%, 02/15/26 .................. GBP 1,000 1,457,653
4.25%, 06/01/28 .................. 2,373 3,282,571
Ford Motor Credit Co. LLC:
3.81%, 01/09/24 .................. USD 1,844 1,928,142
5.58%, 03/18/24 .................. 3,500 3,833,200
3.66%, 09/08/24 .................. 6,120 6,414,617
4.06%, 11/01/24 .................. 10,022 10,659,900
4.69%, 06/09/25 .................. 5,702 6,172,415
5.13%, 06/16/25 .................. 10,736 11,823,020
4.13%, 08/04/25 .................. 10,779 11,519,948
3.25%, 09/15/25 .................. EUR 600 762,141
3.38%, 11/13/25 .................. USD 6,710 6,957,935
2.33%, 11/25/25 .................. EUR 6,200 7,594,490
4.39%, 01/08/26 .................. USD 16,342 17,649,360
4.27%, 01/09/27 .................. 846 906,404
4.13%, 08/17/27 .................. 7,728 8,197,688
3.82%, 11/02/27 .................. 2,510 2,614,470
2.90%, 02/16/28 .................. 16,777 16,697,477
5.11%, 05/03/29 .................. 7,180 8,037,866
4.00%, 11/13/30 .................. 20,480 21,452,800
Global Aircraft Leasing Co. Ltd., 0.00%, (0.00%
Cash or 7.25% PIK), 09/15/24
(b)(h)
...... 17,100 16,813,505
Navient Corp.:
7.25%, 09/25/23 .................. 3,544 3,911,690
6.13%, 03/25/24 .................. 3,829 4,132,487
5.88%, 10/25/24 .................. 1,709 1,843,584
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.75%, 06/25/25 .................. USD 1,258 $ 1,392,870
5.00%, 03/15/27 .................. 227 234,888
OneMain Finance Corp.:
6.88%, 03/15/25 .................. 11,432 12,902,155
7.13%, 03/15/26 .................. 13,690 15,944,880
3.50%, 01/15/27 .................. 20,425 20,578,188
6.63%, 01/15/28 .................. 14,896 17,076,179
5.38%, 11/15/29 .................. 1,625 1,767,577
4.00%, 09/15/30 .................. 7,320 7,255,950
Volkswagen International Finance NV
(a)( i )
:
(EUR Swap Annual 5 Year + 3.75%), 3.50% EUR 900 1,152,143
(EUR Swap Annual 10 Year + 3.37%),
3.88% ....................... 900 1,179,145
255,815,599
Containers & Packaging — 1.7%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... USD 59,184 62,142,908
Ardagh Metal Packaging Finance USA LLC:
2.00%, 09/01/28 .................. EUR 1,166 1,385,792
3.00%, 09/01/29 .................. 2,080 2,461,102
4.00%, 09/01/29
(b)
................. USD 59,928 59,423,106
Ardagh Packaging Finance plc
(b)
:
4.13%, 08/15/26 .................. 17,692 18,266,990
4.75%, 07/15/27 .................. GBP 4,000 5,632,798
5.25%, 08/15/27 .................. USD 39,359 40,146,180
CANPACK SA, 3.13%, 11/01/25
(b)
........ 8,284 8,420,168
Crown Americas LLC:
4.75%, 02/01/26 .................. 69 71,601
4.25%, 09/30/26 .................. 8,441 9,052,973
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 1,896 2,322,600
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
7,326 7,893,765
Graphic Packaging International LLC:
4.88%, 11/15/22 .................. 223 233,080
4.75%, 07/15/27
(b)
................. 1,424 1,538,461
3.50%, 03/15/28
(b)
................. 519 522,892
3.50%, 03/01/29
(b)
................. 1,974 1,955,642
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
..................... 9,627 10,012,080
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
..................... 9,636 9,771,338
Kleopatra Finco SARL, 4.25%, 03/01/26 .... EUR 1,122 1,335,534
LABL Escrow Issuer LLC
(b)
:
6.75%, 07/15/26 .................. USD 7,224 7,706,058
10.50%, 07/15/27 ................. 11,189 12,335,872
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 14,665 14,811,650
OI European Group BV, 2.88%, 02/15/25 ... EUR 2,084 2,506,272
Sealed Air Corp.
(b)
:
5.25%, 04/01/23 .................. USD 534 564,377
4.00%, 12/01/27 .................. 5,815 6,185,706
6.88%, 07/15/33 .................. 158 199,857
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 184 190,900
Trivium Packaging Finance BV
(k)
:
3.75%, 08/15/26 .................. EUR 1,753 2,107,304
5.50%, 08/15/26
(b)
................. USD 27,457 28,849,070
8.50%, 08/15/27
(b)
................. 79,099 85,996,433
404,042,509
Distributors — 0.4%
(b)
American Builders & Contractors Supply Co.,
Inc.:
4.00%, 01/15/28 .................. 3,395 3,478,890
3.88%, 11/15/29 .................. 8,094 8,043,413
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 8,157 8,353,584
Core & Main LP, 6.13%, 08/15/25 ........ 70,714 72,128,280

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Distributors (continued)
Wolverine Escrow LLC:
8.50%, 11/15/24 .................. USD 3,247 $ 3,149,590
9.00%, 11/15/26 .................. 4,777 4,657,575
99,811,332
Diversified Consumer Services — 0.5%
Bidfair Holdings, Inc., 5.88%, 06/01/29
(b)
.... 15,671 15,906,065
Graham Holdings Co., 5.75%, 06/01/26
(b)
... 2,623 2,727,920
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
... 13,728 13,520,021
Rekeep SpA, 7.25%, 02/01/26 .......... EUR 3,002 3,831,221
Service Corp. International:
5.13%, 06/01/29 .................. USD 1,427 1,548,295
3.38%, 08/15/30 .................. 11,094 10,869,901
4.00%, 05/15/31 .................. 26,328 26,872,331
Sotheby's, 7.38%, 10/15/27
(b)
........... 36,781 39,677,504
114,953,258
Diversified Financial Services — 0.9%
Arrow Global Finance plc, 5.13%, 09/15/24 .. GBP 1,421 1,977,994
Fairstone Financial, Inc., 7.88%, 07/15/24
(b)
.. USD 7,510 7,829,175
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 .................. EUR 2,757 3,404,807
7.75%, 11/01/25 .................. GBP 1,554 2,237,784
MPH Acquisition Holdings LLC, 5.75%,
11/01/28
(b)
..................... USD 25,479 25,604,102
ProGroup AG, 3.00%, 03/31/26 ......... EUR 1,100 1,317,368
Sabre GLBL, Inc.
(b)
:
9.25%, 04/15/25 .................. USD 20,366 24,211,712
7.38%, 09/01/25 .................. 14,679 15,963,412
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 19,882 20,751,837
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. 101,762 107,231,708
210,529,899
Diversified Telecommunication Services — 6.1%
Altice France Holding SA:
8.00%, 05/15/27
(b)
................. EUR 1,000 1,279,187
8.00%, 05/15/27 .................. 954 1,220,345
10.50%, 05/15/27
(b)
................ USD 114,872 127,651,510
6.00%, 02/15/28
(b)
................. 37,846 37,687,047
Altice France SA:
2.50%, 01/15/25 .................. EUR 1,477 1,724,802
7.38%, 05/01/26
(b)
................. USD 7,275 7,565,491
5.88%, 02/01/27 .................. EUR 4,100 5,152,258
8.13%, 02/01/27
(b)
................. USD 48,282 52,603,239
5.50%, 01/15/28
(b)
................. 13,655 14,169,794
4.13%, 01/15/29 .................. EUR 4,023 4,776,235
5.13%, 01/15/29
(b)
................. USD 10,979 11,033,895
5.13%, 07/15/29
(b)
................. 79,277 79,665,457
CCO Holdings LLC:
5.13%, 05/01/27
(b)
................. 24,439 25,634,067
5.00%, 02/01/28
(b)
................. 22,257 23,342,029
5.38%, 06/01/29
(b)
................. 12,358 13,508,530
4.75%, 03/01/30
(b)
................. 15,962 16,879,815
4.50%, 08/15/30
(b)
................. 34,648 36,075,979
4.25%, 02/01/31
(b)
................. 34,559 35,206,981
4.50%, 05/01/32 .................. 38,257 39,643,816
4.50%, 06/01/33
(b)
................. 25,967 26,570,993
Cellnex Telecom SA
(g)
:
0.50%, 07/05/28 .................. EUR 1,100 1,778,838
0.75%, 11/20/31 .................. 10,400 12,048,169
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 .................. USD 34,421 35,324,551
8.00%, 10/15/25 .................. 6,103 6,415,779
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... 27,679 29,775,684
Frontier Communications Holdings LLC
(b)
:
5.88%, 10/15/27 .................. 30,457 32,627,061
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.00%, 05/01/28 .................. USD 27,413 $ 28,340,382
6.75%, 05/01/29 .................. 33,962 36,110,776
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(k)
.................... 4,260 4,399,600
Level 3 Financing, Inc.
(b)
:
4.63%, 09/15/27 .................. 12,420 12,890,966
4.25%, 07/01/28 .................. 9,443 9,582,379
3.75%, 07/15/29 .................. 17,366 16,888,435
Lorca Telecom Bondco SA:
4.00%, 09/18/27 .................. EUR 1,968 2,374,393
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 ........... USD 8,467 9,389,734
Series Y, 7.50%, 04/01/24 ........... 10,062 11,294,595
5.13%, 12/15/26
(b)
................. 37,910 39,379,013
4.00%, 02/15/27
(b)
................. 19,258 19,643,160
4.50%, 01/15/29
(b)
................. 25,735 25,116,073
5.38%, 06/15/29
(b)
................. 30,073 30,505,600
Series P, 7.60%, 09/15/39 ........... 7,858 8,938,475
Series U, 7.65%, 03/15/42 ........... 25,957 29,136,732
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(h)
..................... 1,787 1,832,747
QualityTech LP, 3.88%, 10/01/28
(b)
....... 12,525 13,394,235
Sable International Finance Ltd., 5.75%,
09/07/27
(b)
..................... 5,600 5,892,320
Sprint Capital Corp.:
6.88%, 11/15/28 .................. 64,556 82,793,070
8.75%, 03/15/32 .................. 71,136 108,126,720
Switch Ltd.
(b)
:
3.75%, 09/15/28 .................. 20,283 20,536,537
4.13%, 06/15/29 .................. 15,027 15,421,459
Telecom Italia Capital SA:
6.38%, 11/15/33 .................. 13,703 16,340,828
6.00%, 09/30/34 .................. 11,437 13,195,439
7.20%, 07/18/36 .................. 11,490 14,822,100
7.72%, 06/04/38 .................. 8,383 11,428,292
Telecom Italia Finance SA, 7.75%, 01/24/33 . EUR 3,262 5,664,904
Telecom Italia SpA :
4.00%, 04/11/24 .................. 2,664 3,407,502
5.30%, 05/30/24
(b)
................. USD 8,657 9,476,818
2.75%, 04/15/25 .................. EUR 2,313 2,890,056
3.00%, 09/30/25 .................. 1,000 1,268,136
2.88%, 01/28/26 .................. 500 629,358
3.63%, 05/25/26 .................. 1,900 2,499,440
1.63%, 01/18/29 .................. 3,643 4,245,406
Telesat Canada, 4.88%, 06/01/27
(b)
....... USD 14,733 14,217,345
Virgin Media Finance plc, 3.75%, 07/15/30 .. EUR 1,533 1,815,483
Virgin Media Secured Finance plc:
5.25%, 05/15/29 .................. GBP 300 437,611
5.50%, 05/15/29
(b)
................. USD 5,997 6,446,775
4.50%, 08/15/30
(b)
................. 8,466 8,529,495
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 .................. 42,605 42,311,878
6.13%, 03/01/28 .................. 73,764 75,331,485
1,446,307,304
Electric Utilities — 0.8%
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(k)
.......... 5,811 6,319,462
2.65%, 03/01/30 .................. 2,038 2,029,787
Series B, 2.25%, 09/01/30 ........... 1,684 1,614,651
Series C, 7.38%, 11/15/31 ........... 4,850 6,642,124
Series C, 5.35%, 07/15/47
(k)
.......... 26,172 31,406,400
Series C, 3.40%, 03/01/50 ........... 14,544 14,216,760
FirstEnergy Transmission LLC
(b)
:
5.45%, 07/15/44 .................. 24,848 31,004,258
4.55%, 04/01/49 .................. 14,576 17,095,646

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(b)
..................... USD 106 $ 111,830
NRG Energy, Inc.:
5.75%, 01/15/28 .................. 35 37,275
3.63%, 02/15/31
(b)
................. 21,150 20,784,105
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 23,744 24,579,789
PG&E Corp., 5.25%, 07/01/30 .......... 13,837 13,968,451
Vistra Operations Co. LLC, 4.38%, 05/01/29
(b)
14,685 14,758,425
184,568,963
Electrical Equipment — 0.2%
Atkore, Inc., 4.25%, 06/01/31
(b)
.......... 11,808 11,959,143
Energizer Gamma Acquisition BV, 3.50%,
06/30/29 ...................... EUR 1,449 1,711,241
Sensata Technologies BV
(b)
:
5.63%, 11/01/24 .................. USD 3,212 3,569,335
5.00%, 10/01/25 .................. 7,564 8,424,405
4.00%, 04/15/29 .................. 16,929 17,184,345
42,848,469
Electronic Equipment, Instruments & Components — 0.2%
Belden, Inc.:
4.13%, 10/15/26 .................. EUR 3,020 3,670,045
3.88%, 03/15/28 .................. 900 1,112,195
CDW LLC:
4.13%, 05/01/25 .................. USD 5,227 5,462,215
3.25%, 02/15/29 .................. 14,801 14,996,373
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
18,820 19,833,301
45,074,129
Energy Equipment & Services — 0.7%
Archrock Partners LP
(b)
:
6.88%, 04/01/27 .................. 2,004 2,126,745
6.25%, 04/01/28 .................. 45,627 47,630,482
CGG SA, 7.75%, 04/01/27 ............ EUR 842 1,034,843
ChampionX Corp., 6.38%, 05/01/26 ....... USD 9,161 9,595,231
Pioneer Energy Services Corp.
(b)(e)
:
(LIBOR USD 3 Month + 9.50%), 11.00%,
05/15/25
(a)
.................... 17,107 16,989,395
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(g)(h)
................... 12,701 14,015,233
TechnipFMC plc, 6.50%, 02/01/26
(b)
....... 23,020 24,856,202
Tervita Corp., 11.00%, 12/01/25
(b)
........ 9,096 10,185,064
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 6,899 7,372,927
USA Compression Partners LP:
6.88%, 04/01/26 .................. 16,357 17,133,958
6.88%, 09/01/27 .................. 20,104 21,476,701
172,416,781
Entertainment — 1.0%
Cinemark USA, Inc.
(b)
:
5.88%, 03/15/26 .................. 9,160 9,585,482
5.25%, 07/15/28 .................. 7,720 7,913,000
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
..................... 4,674 4,913,542
Live Nation Entertainment, Inc.:
2.50%, 03/15/23
(g)
................. 14,109 19,700,397
4.88%, 11/01/24
(b)
................. 1,420 1,442,720
2.00%, 02/15/25
(g)
................. 12,120 13,525,920
6.50%, 05/15/27
(b)
................. 53,513 59,388,727
4.75%, 10/15/27
(b)
................. 5,095 5,279,694
3.75%, 01/15/28
(b)
................. 13,618 13,678,191
Netflix, Inc.:
4.88%, 04/15/28 .................. 6,679 7,764,338
5.88%, 11/15/28 .................. 24,279 29,800,773
6.38%, 05/15/29 .................. 7,184 9,175,764
3.88%, 11/15/29 .................. EUR 1,030 1,470,167
Security
Par (000)
Par (000) Value
Entertainment (continued)
5.38%, 11/15/29
(b)
................. USD 12,302 $ 14,941,965
3.63%, 06/15/30 .................. EUR 6,167 8,687,274
4.88%, 06/15/30
(b)
................. USD 1,327 1,578,201
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... 26,684 26,665,588
WMG Acquisition Corp., 3.88%, 07/15/30
(b)
.. 4,383 4,426,392
239,938,135
Equity Real Estate Investment Trusts (REITs) — 2.8%
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
..................... 5,138 5,401,323
CTR Partnership LP, 3.88%, 06/30/28
(b)
.... 11,037 11,270,101
Diversified Healthcare Trust, 9.75%, 06/15/25 10,907 12,079,503
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 13,707 13,566,447
GLP Capital LP, 4.00%, 01/15/31 ........ 4,544 4,896,069
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
.... 13,101 13,199,258
Iron Mountain UK plc, 3.88%, 11/15/25 ..... GBP 4,732 6,621,707
Iron Mountain, Inc.
(b)
:
5.25%, 03/15/28 .................. USD 5,371 5,621,020
5.25%, 07/15/30 .................. 19,150 20,271,807
5.63%, 07/15/32 .................. 18,448 19,745,263
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 19,390 20,998,447
4.63%, 06/15/25
(b)
................. 20,554 21,959,277
4.50%, 09/01/26 .................. 20,710 22,107,925
5.75%, 02/01/27 .................. 4,476 4,980,087
4.50%, 01/15/28 .................. 19,313 20,423,497
3.88%, 02/15/29
(b)
................. 16,973 17,237,270
MPT Operating Partnership LP:
2.50%, 03/24/26 .................. GBP 675 951,067
4.63%, 08/01/29 .................. USD 24,072 25,768,113
3.38%, 04/24/30 .................. GBP 625 893,082
3.50%, 03/15/31 .................. USD 68,027 68,706,590
RHP Hotel Properties LP:
4.75%, 10/15/27 .................. 33,176 34,073,411
4.50%, 02/15/29
(b)
................. 12,431 12,441,193
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
... 9,090 9,180,900
SBA Communications Corp., 3.88%, 02/15/27 44,916 46,124,465
Service Properties Trust:
4.35%, 10/01/24 .................. 2,862 2,882,034
7.50%, 09/15/25 .................. 18,355 20,781,502
5.50%, 12/15/27 .................. 7,155 7,636,032
Uniti Group LP
(b)
:
7.88%, 02/15/25 .................. 7,927 8,491,799
4.75%, 04/15/28 .................. 18,594 18,547,515
6.50%, 02/15/29 .................. 39,363 39,461,407
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 6,504 6,632,389
4.25%, 12/01/26 .................. 40,705 42,342,155
3.75%, 02/15/27 .................. 15,580 15,846,730
4.63%, 12/01/29 .................. 21,831 23,195,437
4.13%, 08/15/30 .................. 45,330 46,545,751
XHR LP, 4.88%, 06/01/29
(b)
............ 4,415 4,558,488
655,439,061
Food & Staples Retailing — 0.5%
Albertsons Cos., Inc.:
5.75%, 03/15/25 .................. 302 308,795
3.25%, 03/15/26
(b)
................. 20,210 20,497,992
4.63%, 01/15/27
(b)
................. 25,454 26,623,611
5.88%, 02/15/28
(b)
................. 19,068 20,543,768
4.88%, 02/15/30
(b)
................. 2,431 2,592,686
Casino Guichard Perrachon SA:
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)( i )
..................... EUR 1,600 1,396,339
3.58%, 02/07/25
(k)
................. 1,900 2,193,876

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
4.05%, 08/05/26
(k)
................. EUR 900 $ 1,040,496
5.25%, 04/15/27 .................. 2,466 2,989,851
Iceland Bondco plc:
4.63%, 03/15/25 .................. GBP 1,900 2,585,561
4.38%, 05/15/28 .................. 800 1,041,262
Ingles Markets, Inc., 4.00%, 06/15/31
(b)
..... USD 2,478 2,474,902
Picard Groupe SAS:
(EURIBOR 3 Month + 3.00%), 3.00%,
11/30/23
(a)
.................... EUR 3,700 4,383,257
3.88%, 07/01/26 .................. 1,231 1,459,658
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 6,852 7,373,848
US Foods, Inc.
(b)
:
6.25%, 04/15/25 .................. 6,772 7,178,320
4.75%, 02/15/29 .................. 19,368 19,755,360
124,439,582
Food Products — 2.2%
Chobani LLC
(b)
:
7.50%, 04/15/25 .................. 42,407 44,120,667
4.63%, 11/15/28 .................. 15,917 16,493,991
JBS USA Food Co., 7.00%, 01/15/26
(b)
..... 1,800 1,908,000
JBS USA LUX SA
(b)
:
6.75%, 02/15/28 .................. 6,468 7,074,375
6.50%, 04/15/29 .................. 27,917 31,372,008
3.75%, 12/01/31 .................. 24,688 25,261,996
Kraft Heinz Foods Co.:
4.25%, 03/01/31 .................. 51,261 58,231,920
5.00%, 07/15/35 .................. 6,073 7,449,263
6.88%, 01/26/39 .................. 8,509 12,222,409
4.63%, 10/01/39 .................. 6,926 8,066,477
6.50%, 02/09/40 .................. 8,755 12,158,728
5.00%, 06/04/42 .................. 3,696 4,513,180
5.20%, 07/15/45 .................. 11,149 13,840,828
4.38%, 06/01/46 .................. 30,448 34,503,635
4.88%, 10/01/49 .................. 77,488 94,066,660
5.50%, 06/01/50 .................. 82,706 107,331,939
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
4,589 5,076,581
Post Holdings, Inc.
(b)
:
5.75%, 03/01/27 .................. 280 292,950
5.63%, 01/15/28 .................. 1,943 2,059,580
5.50%, 12/15/29 .................. 52 55,705
4.63%, 04/15/30 .................. 2,951 3,000,665
4.50%, 09/15/31 .................. 16,387 16,359,962
Premier Foods Finance plc, 3.50%, 10/15/26 . GBP 1,469 2,032,068
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... USD 18,974 19,138,884
Tereos Finance Groupe I SA, 7.50%, 10/30/25 EUR 1,065 1,349,466
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... USD 4,486 4,452,355
532,434,292
Gas Utilities — 0.1%
(b)
Suburban Propane Partners LP, 5.00%,
06/01/31 ...................... 12,228 12,518,415
Superior Plus LP, 4.50%, 03/15/29 ....... 3,838 3,953,217
16,471,632
Health Care Equipment & Supplies — 0.6%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
... 47,079 49,704,596
Hologic, Inc., 3.25%, 02/15/29
(b)
......... 5,281 5,234,791
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 .................. 22,252 23,893,085
7.25%, 02/01/28 .................. 51,057 55,767,008
Teleflex, Inc.:
4.63%, 11/15/27 .................. 1,930 2,055,817
4.25%, 06/01/28
(b)
................. 7,074 7,374,645
144,029,942
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 5.2%
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 .................. USD 10,004 $ 10,679,270
5.00%, 04/15/29 .................. 7,416 7,734,295
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 .................. 7,719 8,219,886
4.63%, 08/01/29 .................. 5,561 5,630,512
AHP Health Partners, Inc.
(b)
:
9.75%, 07/15/26 .................. 23,167 24,923,058
5.75%, 07/15/29 .................. 18,297 18,548,584
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 8,648 8,978,267
CAB SELAS, 3.38%, 02/01/28 .......... EUR 1,992 2,350,204
Centene Corp.:
4.25%, 12/15/27 .................. USD 20,064 21,142,440
2.45%, 07/15/28 .................. 51,987 52,688,825
4.63%, 12/15/29 .................. 60,414 66,441,505
3.00%, 10/15/30 .................. 56,394 57,932,428
2.50%, 03/01/31 .................. 81,970 80,842,912
Chrome Bidco SASU, 3.50%, 05/31/28 ..... EUR 1,658 1,993,006
Chrome Holdco SASU, 5.00%, 05/31/29 .... 841 1,020,900
Community Health Systems, Inc.
(b)
:
6.63%, 02/15/25 .................. USD 50,093 52,972,847
8.00%, 03/15/26 .................. 77,252 83,239,030
5.63%, 03/15/27 .................. 47,034 50,208,795
6.00%, 01/15/29 .................. 39,333 42,086,310
6.88%, 04/15/29 .................. 10,201 10,675,040
6.13%, 04/01/30 .................. 18,451 18,727,765
DaVita, Inc., 4.63%, 06/01/30
(b)
......... 10,165 10,451,856
Encompass Health Corp.:
4.50%, 02/01/28 .................. 4,086 4,239,102
4.75%, 02/01/30 .................. 30,180 32,066,250
4.63%, 04/01/31 .................. 14,410 15,439,595
HCA, Inc.:
5.38%, 02/01/25 .................. 10,572 11,925,216
5.38%, 09/01/26 .................. 6,556 7,544,317
5.63%, 09/01/28 .................. 40,402 47,876,370
5.88%, 02/01/29 .................. 11,815 14,266,612
3.50%, 09/01/30 .................. 53,264 56,745,868
Indigo Merger Sub, Inc., 2.88%, 07/15/26
(b)
.. 21,821 22,165,990
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(i)
GBP 1,800 2,514,039
Laboratoire Eimer Selas, 5.00%, 02/01/29 ... EUR 628 758,253
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 .................. USD 11,850 12,627,952
4.38%, 02/15/27 .................. 2,392 2,420,704
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
.... 14,640 14,274,000
MEDNAX, Inc., 6.25%, 01/15/27
(b)
........ 15,981 16,919,884
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 5,536 5,923,520
Molina Healthcare, Inc.
(b)
:
4.38%, 06/15/28 .................. 13,678 14,259,315
3.88%, 11/15/30 .................. 18,087 18,833,089
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 31,346 33,934,553
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 4,909 5,283,311
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
... 11,086 11,571,012
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 .................. 31,990 32,630,225
10.00%, 04/15/27 ................. 25,121 27,570,298
Tenet Healthcare Corp.:
4.63%, 07/15/24 .................. 8,506 8,631,038
4.63%, 09/01/24
(b)
................. 11,186 11,480,863
7.50%, 04/01/25
(b)
................. 13,948 15,065,653
4.88%, 01/01/26
(b)
................. 57,151 59,277,017
6.25%, 02/01/27
(b)
................. 4,248 4,433,850
5.13%, 11/01/27
(b)
................. 30,518 32,005,752

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.63%, 06/15/28
(b)
................. USD 923 $ 949,952
6.13%, 10/01/28
(b)
................. 19,566 20,850,312
4.25%, 06/01/29
(b)
................. 21,367 21,634,088
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
..................... 2,759 2,850,875
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 13,273 14,036,198
1,240,492,808
Health Care Technology — 0.1%
IQVIA, Inc.
(b)
:
5.00%, 10/15/26 .................. 12,786 13,233,510
5.00%, 05/15/27 .................. 837 876,757
14,110,267
Hotels, Restaurants & Leisure — 5.5%
1011778 BC ULC
(b)
:
5.75%, 04/15/25 .................. 5,262 5,571,195
3.88%, 01/15/28 .................. 15,440 15,633,000
4.38%, 01/15/28 .................. 27,003 27,374,291
Accor SA:
(EUR Swap Annual 5 Year + 4.56%),
4.37%
(a)( i )
..................... EUR 300 373,511
0.70%, 12/07/27
(g)
................. 2,453 1,520,632
Affinity Gaming, 6.88%, 12/15/27
(b)
....... USD 11,094 11,773,507
Aramark International Finance SARL, 3.13%,
04/01/25 ...................... EUR 1,140 1,366,759
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................. USD 21,706 23,928,043
4.75%, 12/01/27 .................. 10,866 11,246,310
4.75%, 06/15/31
(b)
................. 25,687 26,650,263
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 15,731 16,230,145
Burger King France SAS, 6.00%, 05/01/24 .. EUR 1,886 2,273,188
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 .................. USD 79,910 84,704,600
8.13%, 07/01/27 .................. 57,516 63,969,295
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 14,094 14,851,553
Carnival Corp.:
11.50%, 04/01/23
(b)
................ 21,648 24,362,659
10.13%, 02/01/26 ................. EUR 1,776 2,455,997
10.50%, 02/01/26
(b)
................ USD 32,516 37,856,753
7.63%, 03/01/26 .................. EUR 1,757 2,306,441
5.75%, 03/01/27
(b)
................. USD 92,301 96,685,297
9.88%, 08/01/27
(b)
................. 14,311 16,708,093
Carrols Restaurant Group, Inc., 5.88%,
07/01/29
(b)
..................... 6,663 6,571,384
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 13,107 13,762,350
Cedar Fair LP
(b)
:
5.50%, 05/01/25 .................. 37,549 39,191,769
6.50%, 10/01/28 .................. 3,917 4,220,567
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. 23,538 24,527,926
4.75%, 01/15/28 .................. 12,020 12,437,214
Cirsa Finance International SARL:
7.88%, 12/20/23
(b)
................. 600 610,860
4.75%, 05/22/25 .................. EUR 2,920 3,475,374
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(k)
................ 1,962 2,466,034
10.75%, 09/30/23 ................. 362 459,074
4.50%, (4.50% Cash or 10.75% PIK),
11/01/23
(a)(h)
................... 1,602 1,358,472
4.50%, (4.50% Cash or 11.63% PIK),
11/01/23
(a)(b)(h)
.................. USD 1,346 959,448
CPUK Finance Ltd.:
4.88%, 08/28/25 .................. GBP 1,750 2,449,534
4.50%, 08/28/27 .................. 1,165 1,631,770
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Everi Holdings, Inc., 5.00%, 07/15/29
(b)
..... USD 3,422 $ 3,422,000
Full House Resorts, Inc., 8.25%, 02/15/28
(b)
.. 5,045 5,499,050
Gamma Bidco SpA :
5.13%, 07/15/25 .................. EUR 153 187,116
6.25%, 07/15/25 .................. 2,472 3,090,923
Genting New York LLC, 3.30%, 02/15/26
(b)
.. USD 6,668 6,731,068
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
.... 32,589 32,922,060
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................. 5,562 5,854,005
5.75%, 05/01/28
(b)
................. 11,868 12,842,007
4.88%, 01/15/30 .................. 29,511 31,502,993
4.00%, 05/01/31
(b)
................. 15,135 15,269,247
Hilton Grand Vacations Borrower Escrow LLC,
4.88%, 07/01/31
(b)
................ 3,165 3,156,708
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 4,937 5,146,822
International Game Technology plc, 3.50%,
06/15/26 ...................... EUR 2,500 3,035,520
IRB Holding Corp., 7.00%, 06/15/25
(b)
..... USD 8,718 9,415,614
Life Time, Inc.
(b)
:
5.75%, 01/15/26 .................. 19,415 20,118,794
8.00%, 04/15/26 .................. 15,758 16,793,931
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
7,598 7,579,005
Marriott Ownership Resorts, Inc.:
6.50%, 09/15/26 .................. 1,952 2,027,640
4.50%, 06/15/29
(b)
................. 10,236 10,376,745
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
7,701 8,057,633
MGM Resorts International:
7.75%, 03/15/22 .................. 13,111 13,703,617
6.00%, 03/15/23 .................. 6,120 6,546,564
5.75%, 06/15/25 .................. 744 820,446
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 17,807 17,829,259
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................. 9,259 10,763,587
5.88%, 03/15/26 .................. 17,622 18,459,045
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 20,045 21,006,158
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... 17,489 18,783,186
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
8,565 8,554,294
Powdr Corp., 6.00%, 08/01/25
(b)
......... 20,872 21,915,600
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 11,858 12,023,775
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................. 7,560 8,608,950
9.13%, 06/15/23 .................. 4,493 4,931,068
11.50%, 06/01/25 ................. 12,495 14,400,487
5.50%, 04/01/28 .................. 38,615 40,441,490
Scientific Games International, Inc.:
8.63%, 07/01/25
(b)
................. 11,100 12,154,500
5.00%, 10/15/25
(b)
................. 9,833 10,152,573
3.38%, 02/15/26 .................. EUR 8,200 9,748,430
8.25%, 03/15/26
(b)
................. USD 18,155 19,470,874
7.00%, 05/15/28
(b)
................. 7,540 8,235,188
7.25%, 11/15/29
(b)
................. 4,781 5,392,968
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
..................... 10,911 11,702,047
Sisal Group SpA, 7.00%, 07/31/23 ....... EUR 688 820,577
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 38,514 41,506,538
Station Casinos LLC, 4.50%, 02/15/28
(b)
.... 10,413 10,590,490
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 .................. GBP 1,764 2,526,034
8.25%, 07/31/25 .................. 1,200 1,734,658
Travel + Leisure Co., 6.63%, 07/31/26
(b)
.... USD 11,413 12,930,929
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 11,406 12,208,754
Viking Cruises Ltd., 7.00%, 02/15/29
(b)
..... 3,554 3,697,688

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... USD 13,022 $ 13,152,220
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 10,404 10,801,537
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 7,671 8,239,421
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 .................. 7,193 7,750,457
5.13%, 10/01/29 .................. 54,062 57,102,988
Yum! Brands, Inc.:
7.75%, 04/01/25
(b)
................. 4,681 5,090,587
4.75%, 01/15/30
(b)
................. 1,570 1,699,541
5.35%, 11/01/43 .................. 718 762,875
1,291,251,589
Household Durables — 0.9%
Ashton Woods USA LLC, 6.63%, 01/15/28
(b)
. 3,575 3,807,375
Brookfield Residential Properties, Inc.
(b)
:
5.00%, 06/15/29 .................. 15,280 15,394,600
4.88%, 02/15/30 .................. 24,091 23,857,317
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
15,282 16,380,470
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
..................... 6,390 6,725,475
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 19,092 20,237,520
KB Home, 4.00%, 06/15/31 ............ 6,644 6,702,135
LGI Homes, Inc., 4.00%, 07/15/29
(b)
....... 5,255 5,281,275
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 .................. 7,685 8,030,825
4.63%, 03/01/30 .................. 9,421 9,623,551
Meritage Homes Corp., 5.13%, 06/06/27 .... 2,751 3,074,243
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
5,333 5,651,380
Newell Brands, Inc.:
4.88%, 06/01/25 .................. 3,845 4,253,531
6.00%, 04/01/46
(k)
................. 2,484 3,147,725
Nobel Bidco BV, 3.13%, 06/15/28 ........ EUR 1,357 1,609,063
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
USD 8,960 9,472,960
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 .................. 7,720 8,733,250
5.13%, 08/01/30 .................. 4,190 4,541,457
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
..................... 19,119 19,357,032
Toll Brothers Finance Corp., 4.35%, 02/15/28 . 639 701,303
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 .................. 4,958 5,379,430
5.70%, 06/15/28 .................. 3,737 4,120,042
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(b)
..................... 15,162 15,830,644
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 13,640 14,086,028
215,998,631
Household Products — 0.3%
Central Garden & Pet Co.:
4.13%, 10/15/30 .................. 12,377 12,640,011
4.13%, 04/30/31
(b)
................. 11,979 12,113,764
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 .................. 6,161 6,313,485
4.38%, 03/31/29 .................. 1,324 1,325,363
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)
..................... 12,586 12,774,790
Spectrum Brands, Inc.:
5.75%, 07/15/25 .................. 61 62,510
5.00%, 10/01/29
(b)
................. 6,057 6,420,420
5.50%, 07/15/30
(b)
................. 6,692 7,210,630
3.88%, 03/15/31
(b)
................. 7,898 7,760,812
66,621,785
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
— 0.5%
(b)
Calpine Corp.:
5.25%, 06/01/26 .................. USD 4,390 $ 4,516,213
4.50%, 02/15/28 .................. 17,652 18,005,040
5.13%, 03/15/28 .................. 54,635 55,591,113
4.63%, 02/01/29 .................. 10,274 10,100,780
5.00%, 02/01/31 .................. 18,196 18,105,020
3.75%, 03/01/31 .................. 55 52,379
Clearway Energy Operating LLC, 4.75%,
03/15/28 ...................... 6,026 6,319,767
112,690,312
Insurance — 1.7%
Alliant Holdings Intermediate LLC
(b)
:
4.25%, 10/15/27 .................. 77,669 78,833,258
6.75%, 10/15/27 .................. 102,333 107,547,890
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
.... 9,635 10,219,363
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.70% PIK), 01/15/27
(b)(h)
......... 6,355 6,582,677
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
... 14,985 14,985,000
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
12,646 12,898,920
Galaxy Bidco Ltd., 6.50%, 07/31/26 ....... GBP 1,884 2,746,217
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. USD 15,058 16,036,770
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... 12,724 13,459,956
HUB International Ltd., 7.00%, 05/01/26
(b)
... 43,202 44,804,362
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(i)
................ GBP 1,725 2,672,536
NFP Corp.
(b)
:
4.88%, 08/15/28 .................. USD 19,215 19,525,130
6.88%, 08/15/28 .................. 66,253 69,745,196
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.62%
(a)(i)
............ EUR 2,975 3,524,079
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)
..................... 2,000 2,671,599
Unipol Gruppo SpA, 3.25%, 09/23/30 ...... 2,525 3,365,744
409,618,697
Interactive Media & Services — 0.2%
(b)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ...................... USD 21,292 21,824,300
Twitter, Inc., 3.88%, 12/15/27 ........... 17,481 18,573,562
40,397,862
Internet & Direct Marketing Retail — 0.2%
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 13,407 13,323,206
Go Daddy Operating Co. LLC
(b)
:
5.25%, 12/01/27 .................. 7,055 7,407,750
3.50%, 03/01/29 .................. 8,144 8,091,064
HSE Finance SARL, 5.63%, 10/15/26 ..... EUR 1,080 1,316,595
Match Group Holdings II LLC
(b)
:
4.63%, 06/01/28 .................. USD 8,267 8,596,605
4.13%, 08/01/30 .................. 9,305 9,467,838
MercadoLibre, Inc., 2.38%, 01/14/26 ...... 115 115,431
Rakuten Group, Inc., (EUR Swap Annual 5 Year
+ 4.74%), 4.25%
(a)(i)
............... EUR 2,225 2,717,443
Very Group Funding plc (The), 7.75%, 11/15/22 GBP 1,000 1,391,301
52,427,233
IT Services — 1.9%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
.. USD 26,543 26,459,655
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
. 10,760 11,131,650
Arches Buyer, Inc.
(b)
:
4.25%, 06/01/28 .................. 7,796 7,708,295
6.13%, 12/01/28 .................. 3,394 3,495,820
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
...... 5,164 5,291,499

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
Banff Merger Sub, Inc.:
8.38%, 09/01/26 .................. EUR 1,147 $ 1,422,468
9.75%, 09/01/26
(b)
................. USD 48,124 50,650,510
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
19,556 19,457,438
Booz Allen Hamilton, Inc.
(b)
:
3.88%, 09/01/28 .................. 17,995 18,354,900
4.00%, 07/01/29 .................. 24,967 25,528,757
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 .................. 9,893 9,777,648
5.63%, 09/15/28 .................. 12,238 12,464,403
Centurion Bidco SpA, 5.88%, 09/30/26 ..... EUR 2,168 2,684,671
Endure Digital, Inc., 6.00%, 02/15/29
(b)
..... USD 14,648 14,501,520
Gartner, Inc.
(b)
:
4.50%, 07/01/28 .................. 14,426 15,235,587
3.63%, 06/15/29 .................. 13,402 13,603,030
3.75%, 10/01/30 .................. 18,987 19,425,790
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
..................... 12,139 12,603,135
Nexi SpA, 0.00%, 02/24/28
(g)(l)
.......... EUR 2,500 2,993,220
Northwest Fiber LLC
(b)
:
6.00%, 02/15/28 .................. USD 16,836 16,872,871
10.75%, 06/01/28 ................. 6,083 6,843,375
Square, Inc., 3.50%, 06/01/31
(b)
......... 44,582 44,972,092
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 .................. 20,268 21,332,070
6.75%, 06/01/25 .................. 61,720 62,761,834
Twilio, Inc., 3.88%, 03/15/31 ........... 14,878 15,268,547
Unisys Corp., 6.88%, 11/01/27
(b)
......... 8,152 8,908,832
United Group BV:
4.88%, 07/01/24 .................. EUR 1,696 2,032,651
4.00%, 11/15/27 .................. 4,099 4,825,880
456,608,148
Leisure Products — 0.2%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................. USD 7,750 8,142,925
5.88%, 12/15/27
(b)
................. 4,302 4,689,180
3.75%, 04/01/29
(b)
................. 7,999 8,318,960
6.20%, 10/01/40 .................. 5,698 7,022,785
5.45%, 11/01/41 .................. 11,575 13,340,187
41,514,037
Life Sciences Tools & Services — 0.2%
(b)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 .................. 8,238 8,516,032
3.75%, 03/15/29 .................. 1,064 1,078,630
4.00%, 03/15/31 .................. 4,678 4,866,664
Syneos Health, Inc., 3.63%, 01/15/29 ..... 26,838 26,569,620
41,030,946
Machinery — 1.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
.. 12,691 13,373,141
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
..................... 7,709 7,892,089
Clark Equipment Co., 5.88%, 06/01/25
(b)
.... 17,196 18,152,527
Colfax Corp., 6.38%, 02/15/26
(b)
......... 2,160 2,280,960
EnPro Industries, Inc., 5.75%, 10/15/26 .... 6,448 6,800,061
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
... 10,037 10,300,471
Grinding Media, Inc., 7.38%, 12/15/23
(b)
.... 11,995 12,265,367
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(h)
......... 18,299 19,854,415
Meritor, Inc., 4.50%, 12/15/28
(b)
......... 5,330 5,403,287
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
7,360 7,563,283
Navistar International Corp., 6.63%, 11/01/25
(b)
9,126 9,428,344
Novafives SAS, 5.00%, 06/15/25 ........ EUR 1,000 1,113,123
Platin 1426 GmbH, 5.38%, 06/15/23 ...... 1,923 2,295,703
RBS Global, Inc., 4.88%, 12/15/25
(b)
...... USD 20,588 20,999,760
Security
Par (000)
Par (000) Value
Machinery (continued)
Renk AG, 5.75%, 07/15/25 ............ EUR 1,021 $ 1,259,162
Sofima Holding SpA :
3.75%, 01/15/28 .................. 1,807 2,152,935
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
.................... 1,460 1,737,600
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. USD 7,007 7,515,008
Terex Corp., 5.00%, 05/15/29
(b)
......... 20,820 21,704,850
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 27,975 28,989,094
Titan International, Inc., 7.00%, 04/30/28
(b)
.. 8,185 8,563,556
TK Elevator Midco GmbH, 4.38%, 07/15/27 .. EUR 1,969 2,438,194
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 54,862 57,810,833
Vertical Holdco GmbH:
6.63%, 07/15/28 .................. EUR 2,000 2,525,766
7.63%, 07/15/28
(b)
................. USD 15,056 16,338,621
Wabash National Corp., 5.50%, 10/01/25
(b)
.. 14,911 15,209,220
303,967,370
Marine — 0.1%
CMA CGM SA, 7.50%, 01/15/26 ......... EUR 2,900 3,823,752
Danaos Corp., 8.50%, 03/01/28
(b)
........ USD 11,314 12,406,593
16,230,345
Media — 5.8%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... 11,318 11,912,195
Altice Financing SA:
2.25%, 01/15/25 .................. EUR 2,251 2,589,076
7.50%, 05/15/26
(b)
................. USD 45,930 47,826,909
3.00%, 01/15/28 .................. EUR 1,749 1,971,577
5.00%, 01/15/28
(b)
................. USD 12,472 12,224,680
AMC Networks, Inc.:
4.75%, 08/01/25 .................. 6,612 6,788,540
4.25%, 02/15/29 .................. 4,970 5,013,488
Block Communications, Inc., 4.88%, 03/01/28
(b)
6,846 6,982,920
Cable One, Inc.
(b)
:
1.13%, 03/15/28
(g)
................. 16,595 16,877,385
4.00%, 11/15/30 .................. 6,851 6,876,691
Century Communications Corp. Escrow, 0.00%,
03/15/13
(c)(e)(j)
................... 625 —
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 26,240 27,573,779
Clear Channel Outdoor Holdings, Inc.
(b)
:
7.75%, 04/15/28 .................. 32,542 34,088,396
7.50%, 06/01/29 .................. 50,268 52,044,295
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 77,390 79,341,776
CSC Holdings LLC:
5.25%, 06/01/24 .................. 10,856 11,764,686
6.50%, 02/01/29
(b)
................. 5,587 6,188,161
5.75%, 01/15/30
(b)
................. 17,017 17,676,409
4.13%, 12/01/30
(b)
................. 20,063 19,937,606
4.63%, 12/01/30
(b)
................. 77,122 75,665,165
3.38%, 02/15/31
(b)
................. 14,149 13,369,532
4.50%, 11/15/31
(b)
................. 26,391 26,553,041
5.00%, 11/15/31
(b)
................. 19,196 19,288,141
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
13,564 8,782,690
DISH DBS Corp.:
5.88%, 07/15/22 .................. 43,935 45,832,992
5.00%, 03/15/23 .................. 42,252 44,222,211
5.88%, 11/15/24 .................. 26,788 28,763,615
7.75%, 07/01/26 .................. 18,984 21,499,380
5.13%, 06/01/29
(b)
................. 50,637 50,000,493
DISH Network Corp.
(g)
:
2.38%, 03/15/24 .................. 17,298 16,768,249
3.38%, 08/15/26 .................. 24,335 24,833,867
GCI LLC, 4.75%, 10/15/28
(b)
........... 6,216 6,362,076

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Media (continued)
iHeartCommunications, Inc., 8.38%, 05/01/27 USD 2,668 $ 2,858,452
LCPR Senior Secured Financing DAC
(b)
:
6.75%, 10/15/27 .................. 24,961 26,900,470
5.13%, 07/15/29 .................. 27,380 28,304,075
Liberty Broadband Corp.
(b)(g)
:
1.25%, 09/30/50 .................. 35,328 35,557,632
2.75%, 09/30/50 .................. 64,986 68,230,033
Meredith Corp., 6.88%, 02/01/26 ........ 3,026 3,147,040
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 8,651 9,083,550
News Corp., 3.88%, 05/15/29
(b)
......... 8,398 8,481,980
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 .................. 5,986 6,197,845
4.25%, 01/15/29 .................. 6,794 6,836,462
PFD ADELPHIA, Series B, 10.50%, 07/15/04
(c)
(e)(j)
......................... 800 —
Quebecor Media, Inc., 5.75%, 01/15/23 .... 1,537 1,644,844
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 .................. 29,103 30,121,605
6.50%, 09/15/28 .................. 75,901 79,745,386
Scripps Escrow II, Inc.
(b)
:
3.88%, 01/15/29 .................. 1,213 1,203,332
5.38%, 01/15/31 .................. 9,208 9,178,903
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
..................... 21,977 21,592,402
Sirius XM Radio, Inc.
(b)
:
5.00%, 08/01/27 .................. 12,099 12,676,727
4.00%, 07/15/28 .................. 36,845 37,950,350
5.50%, 07/01/29 .................. 7,807 8,507,288
4.13%, 07/01/30 .................. 10,205 10,295,620
Summer BC Bidco B LLC, 5.50%, 10/31/26
(b)
. 200 203,338
Summer BC Holdco A SARL, 9.25%, 10/31/27 EUR 1,352 1,736,855
Summer BC Holdco B SARL, 5.75%, 10/31/26 4,851 6,017,830
Summer BidCo BV
(h)
:
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
.................... 1,480 1,789,568
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ..................... 1,165 1,407,730
TEGNA, Inc.:
5.50%, 09/15/24
(b)
................. USD 988 1,005,290
4.63%, 03/15/28 .................. 446 462,725
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ 7,800 8,205,600
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 38,964 42,129,825
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 .................. 8,403 8,572,741
6.63%, 06/01/27 .................. 12,711 13,773,004
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
. 26,036 26,095,883
UPC Holding BV, 3.88%, 06/15/29 ....... EUR 1,700 2,042,190
UPCB Finance VII Ltd., 3.63%, 06/15/29 .... 4,635 5,611,740
Videotron Ltd., 3.63%, 06/15/29
(b)
........ USD 24,445 24,926,811
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28 ................. GBP 1,427 2,003,579
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ USD 32,158 32,801,160
Ziggo Bond Co. BV
(b)
:
6.00%, 01/15/27 .................. 3,625 3,788,125
5.13%, 02/28/30 .................. 8,336 8,531,813
Ziggo BV:
5.50%, 01/15/27
(b)
................. 10,783 11,203,537
2.88%, 01/15/30 .................. EUR 1,018 1,207,093
4.88%, 01/15/30
(b)
................. USD 6,932 7,105,300
1,368,755,754
Security
Par (000)
Par (000) Value
Metals & Mining — 1.8%
Allegheny Technologies, Inc., 7.88%, 08/15/23
(k)
USD 5,284 $ 5,792,585
Arconic Corp.
(b)
:
6.00%, 05/15/25 .................. 6,518 6,946,689
6.13%, 02/15/28 .................. 13,934 14,947,280
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 76,194 83,908,643
Constellium SE
(b)
:
5.88%, 02/15/26 .................. 14,382 14,809,146
5.63%, 06/15/28 .................. 18,362 19,693,245
3.75%, 04/15/29 .................. 28,213 27,930,870
Freeport-McMoRan, Inc.:
4.55%, 11/14/24 .................. 3,140 3,414,750
4.38%, 08/01/28 .................. 11,605 12,257,781
5.40%, 11/14/34 .................. 2,108 2,546,053
5.45%, 03/15/43 .................. 66,106 80,802,686
Glencore Funding LLC, 0.00%, 03/27/25
(g)(l)
.. 2,000 1,946,600
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 9,454 10,493,940
Kaiser Aluminum Corp.
(b)
:
4.63%, 03/01/28 .................. 4,166 4,304,004
4.50%, 06/01/31 .................. 9,428 9,668,791
KME SE, 6.75%, 02/01/23 ............ EUR 1,566 1,717,618
New Gold, Inc.
(b)
:
6.38%, 05/15/25 .................. USD 4,100 4,233,250
7.50%, 07/15/27 .................. 22,772 24,707,620
Novelis Corp.
(b)
:
5.88%, 09/30/26 .................. 14,744 15,337,514
4.75%, 01/30/30 .................. 40,501 42,526,050
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 . EUR 1,559 1,895,354
thyssenkrupp AG, 2.88%, 02/22/24 ....... 3,437 4,133,310
TMS International Corp., 6.25%, 04/15/29
(b)
.. USD 8,099 8,503,950
United States Steel Corp.:
6.25%, 03/15/26 .................. 1,088 1,121,510
6.88%, 03/01/29 .................. 19,122 20,460,540
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(b)
..................... 12,594 12,342,120
436,441,899
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29
(b)
................ 11,635 11,473,274
Starwood Property Trust, Inc.:
5.00%, 12/15/21 .................. 3,256 3,272,280
5.50%, 11/01/23
(b)
................. 2,231 2,336,972
17,082,526
Multiline Retail — 0.2%
Macy's, Inc., 8.38%, 06/15/25
(b)
......... 23,253 25,606,204
Marks & Spencer plc, 4.50%, 07/10/27
(k)
.... GBP 3,200 4,735,047
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
... USD 22,317 23,823,397
54,164,648
Oil, Gas & Consumable Fuels — 10.0%
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 34,077 36,895,168
Antero Midstream Partners LP
(b)
:
7.88%, 05/15/26 .................. 32,411 36,222,858
5.75%, 03/01/27 .................. 2,451 2,549,040
5.38%, 06/15/29 .................. 14,226 14,830,605
Antero Resources Corp.
(b)
:
7.63%, 02/01/29 .................. 15,703 17,430,330
5.38%, 03/01/30 .................. 13,092 13,362,088
Apache Corp.:
4.88%, 11/15/27 .................. 10,289 11,142,884
4.38%, 10/15/28 .................. 3,515 3,741,718
4.25%, 01/15/30 .................. 12,249 12,922,695
5.10%, 09/01/40 .................. 17,890 18,739,775
5.25%, 02/01/42 .................. 4,362 4,612,815
4.75%, 04/15/43 .................. 15,266 15,872,060

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.25%, 01/15/44 .................. USD 1,654 $ 1,616,156
5.35%, 07/01/49 .................. 2,923 3,076,458
Ascent Resources Utica Holdings LLC:
9.00%, 11/01/27 .................. 215 297,160
9.00%, 11/01/27
(b)
................. 27,183 37,570,712
5.88%, 06/30/29
(b)
................. 25,557 25,557,000
Baytex Energy Corp., 8.75%, 04/01/27
(b)
.... 4,381 4,413,857
BP Capital Markets plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.17%), 4.25%
(a)(i)
................ GBP 1,375 2,014,068
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................. USD 361 374,086
5.85%, 11/15/43 .................. 5,448 5,407,140
5.60%, 10/15/44 .................. 10,558 10,241,260
Callon Petroleum Co.:
6.25%, 04/15/23 .................. 2,483 2,485,880
6.13%, 10/01/24 .................. 7,251 7,147,963
9.00%, 04/01/25
(b)
................. 49,691 54,163,190
8.00%, 08/01/28
(b)
................. 39,163 39,603,584
Centennial Resource Production LLC:
6.88%, 04/01/27
(b)
................. 7,314 7,479,370
3.25%, 04/01/28
(g)
................. 6,232 8,198,819
Cheniere Energy Partners LP:
4.50%, 10/01/29 .................. 30,396 32,675,700
4.00%, 03/01/31
(b)
................. 47,500 49,637,500
Cheniere Energy, Inc., 4.63%, 10/15/28
(b)
... 94,538 99,737,590
Chesapeake Energy Corp.
(b)
:
5.50%, 02/01/26 .................. 1,627 1,716,485
5.88%, 02/01/29 .................. 4,581 4,958,726
CITGO Petroleum Corp.
(b)
:
7.00%, 06/15/25 .................. 14,761 15,381,995
6.38%, 06/15/26 .................. 19,039 19,848,158
CNX Resources Corp., 6.00%, 01/15/29
(b)
... 12,586 13,608,235
Colgate Energy Partners III LLC
(b)
:
7.75%, 02/15/26 .................. 9,807 10,750,924
5.88%, 07/01/29 .................. 19,938 20,685,675
Comstock Resources, Inc.
(b)
:
7.50%, 05/15/25 .................. 7,533 7,815,488
6.75%, 03/01/29 .................. 35,392 37,700,620
5.88%, 01/15/30 .................. 17,882 18,239,640
Continental Resources, Inc.:
4.50%, 04/15/23 .................. 2,361 2,456,809
5.75%, 01/15/31
(b)
................. 9,104 10,902,040
4.90%, 06/01/44 .................. 6,691 7,577,591
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 25,078 26,131,025
Crestwood Midstream Partners LP, 5.63%,
05/01/27
(b)
..................... 2,699 2,769,849
CrownRock LP, 5.63%, 10/15/25
(b)
....... 39,572 40,957,020
DCP Midstream Operating LP
(b)
:
6.45%, 11/03/36 .................. 12,909 15,103,530
6.75%, 09/15/37 .................. 13,525 16,263,812
DT Midstream, Inc.
(b)
:
4.13%, 06/15/29 .................. 29,797 30,253,788
4.38%, 06/15/31 .................. 36,176 36,964,275
Endeavor Energy Resources LP
(b)
:
5.50%, 01/30/26 .................. 26,367 27,388,721
5.75%, 01/30/28 .................. 3,372 3,595,395
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(a)(i)
............ 43,069 43,908,845
EnLink Midstream LLC:
5.63%, 01/15/28
(b)
................. 12,534 13,240,792
5.38%, 06/01/29 .................. 502 523,897
EnLink Midstream Partners LP:
4.40%, 04/01/24 .................. 10,993 11,542,650
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.15%, 06/01/25 .................. USD 377 $ 394,847
4.85%, 07/15/26 .................. 1,948 2,016,180
5.60%, 04/01/44 .................. 8,933 8,084,365
5.05%, 04/01/45 .................. 1,662 1,429,320
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................. 15,139 16,463,662
4.13%, 12/01/26 .................. 1,685 1,725,019
6.50%, 07/01/27
(b)
................. 19,149 21,351,135
5.50%, 07/15/28 .................. 9,013 9,739,268
4.50%, 01/15/29
(b)
................. 17,013 17,308,647
4.75%, 01/15/31
(b)
................. 17,291 17,817,338
EQT Corp.:
7.63%, 02/01/25
(k)
................. 3,000 3,499,470
3.13%, 05/15/26
(b)
................. 13,022 13,343,774
3.90%, 10/01/27 .................. 10,163 10,887,114
5.00%, 01/15/29 .................. 2,134 2,379,346
8.50%, 02/01/30
(k)
................. 12,978 16,909,166
3.63%, 05/15/31
(b)
................. 3,659 3,814,507
Genesis Energy LP:
5.63%, 06/15/24 .................. 4,539 4,550,347
6.50%, 10/01/25 .................. 355 358,550
8.00%, 01/15/27 .................. 9,593 10,078,646
7.75%, 02/01/28 .................. 1,513 1,563,595
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
..................... 8,167 8,126,165
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 8,269 8,980,134
Hess Midstream Operations LP, 5.13%,
06/15/28
(b)
..................... 1,494 1,566,832
Hilcorp Energy I LP
(b)
:
5.75%, 02/01/29 .................. 3,904 4,069,920
6.00%, 02/01/31 .................. 5,337 5,657,220
Independence Energy Finance LLC, 7.25%,
05/01/26
(b)
..................... 26,845 28,191,814
Indigo Natural Resources LLC, 5.38%,
02/01/29
(b)
..................... 38,741 40,484,345
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 23,018 23,449,588
Matador Resources Co., 5.88%, 09/15/26 ... 46,744 48,146,320
MEG Energy Corp.
(b)
:
7.13%, 02/01/27 .................. 2,207 2,351,172
5.88%, 02/01/29 .................. 5,817 6,064,223
Murphy Oil Corp.:
5.75%, 08/15/25 .................. 6,527 6,698,334
6.37%, 12/01/42
(k)
................. 1,714 1,697,494
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
4,626 4,749,514
New Fortress Energy, Inc.
(b)
:
6.75%, 09/15/25 .................. 66,966 68,556,442
6.50%, 09/30/26 .................. 86,626 88,514,447
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
24,274 25,487,700
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... 9,239 13,216,419
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
32,747 35,284,893
NuStar Logistics LP:
5.75%, 10/01/25 .................. 7,223 7,855,013
6.00%, 06/01/26 .................. 6,462 7,011,270
6.38%, 10/01/30 .................. 1,866 2,061,743
Occidental Petroleum Corp.:
2.70%, 02/15/23 .................. 3,139 3,208,686
6.95%, 07/01/24 .................. 5,108 5,754,060
2.90%, 08/15/24 .................. 27,146 27,756,785
5.50%, 12/01/25 .................. 6,740 7,447,835
5.55%, 03/15/26 .................. 2,441 2,697,305
3.40%, 04/15/26 .................. 5,479 5,602,277
3.20%, 08/15/26 .................. 1,221 1,230,158
3.00%, 02/15/27 .................. 400 397,000
7.20%, 03/15/29 .................. 5,695 6,549,250
8.88%, 07/15/30 .................. 3,023 4,042,930

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.13%, 01/01/31 .................. USD 17,199 $ 20,235,139
4.30%, 08/15/39 .................. 27,765 26,515,575
6.20%, 03/15/40 .................. 28,152 31,832,029
4.50%, 07/15/44 .................. 18,665 17,965,063
4.63%, 06/15/45 .................. 28,835 28,114,125
6.60%, 03/15/46 .................. 3,328 3,955,994
4.40%, 04/15/46 .................. 30,470 29,266,435
4.10%, 02/15/47 .................. 5,577 5,192,856
4.20%, 03/15/48 .................. 21,725 20,312,875
4.40%, 08/15/49 .................. 14,073 13,510,080
Ovintiv Exploration, Inc., 5.38%, 01/01/26 ... 2,656 2,993,168
Ovintiv , Inc.:
7.38%, 11/01/31 .................. 6,283 8,341,992
6.50%, 08/15/34 .................. 3,037 4,009,188
Parkland Corp.
(b)
:
5.88%, 07/15/27 .................. 6,300 6,714,981
4.50%, 10/01/29 .................. 5,863 5,957,922
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
... 60,282 60,727,484
PDC Energy, Inc.:
1.13%, 09/15/21
(g)
................. 14,275 14,150,450
6.13%, 09/15/24 .................. 7,203 7,366,508
6.25%, 12/01/25 .................. 2,220 2,297,700
Range Resources Corp.:
4.88%, 05/15/25 .................. 4,830 4,999,050
9.25%, 02/01/26 .................. 2,104 2,319,660
8.25%, 01/15/29
(b)
................. 3,284 3,702,710
Repsol International Finance BV
(a)( i )
:
(EUR Swap Annual 5 Year + 4.00%), 3.75% EUR 1,250 1,585,662
(EUR Swap Annual 5 Year + 4.41%), 4.25% 2,710 3,534,438
Rubis Terminal Infra SAS, 5.63%, 05/15/25 .. 3,555 4,437,110
SM Energy Co.:
10.00%, 01/15/25
(b)
................ USD 49,116 55,419,547
5.63%, 06/01/25 .................. 2,003 1,982,970
6.75%, 09/15/26 .................. 2,339 2,379,933
6.63%, 01/15/27 .................. 2,032 2,087,880
6.50%, 07/15/28 .................. 12,734 13,084,185
Southwestern Energy Co.:
7.50%, 04/01/26 .................. 792 838,530
8.38%, 09/15/28 .................. 5,191 5,865,830
Sunoco LP, 6.00%, 04/15/27 ........... 637 666,143
Tallgrass Energy Partners LP
(b)
:
7.50%, 10/01/25 .................. 7,745 8,480,775
6.00%, 12/31/30 .................. 10,002 10,398,279
Targa Resources Partners LP:
5.88%, 04/15/26 .................. 12,267 12,884,153
5.38%, 02/01/27 .................. 1,247 1,298,439
6.50%, 07/15/27 .................. 4,294 4,653,494
6.88%, 01/15/29 .................. 5,588 6,295,608
5.50%, 03/01/30 .................. 16,005 17,600,058
4.88%, 02/01/31
(b)
................. 16,133 17,463,973
4.00%, 01/15/32
(b)
................. 2,610 2,684,776
TerraForm Power Operating LLC
(b)
:
4.25%, 01/31/23 .................. 3,297 3,383,546
5.00%, 01/31/28 .................. 63 66,701
4.75%, 01/15/30 .................. 10,487 10,740,471
UGI International LLC, 3.25%, 11/01/25 .... EUR 1,600 1,937,231
Vine Energy Holdings LLC, 6.75%, 04/15/29
(b)
USD 35,081 36,922,753
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
. 6,069 6,322,138
Western Midstream Operating LP:
4.75%, 08/15/28 .................. 2,229 2,407,320
5.45%, 04/01/44 .................. 19,455 20,962,762
5.30%, 03/01/48 .................. 17,884 19,046,460
5.50%, 08/15/48 .................. 5,569 6,061,244
6.50%, 02/01/50
(k)
................. 56,692 65,639,982
2,354,540,473
Security
Par (000)
Par (000) Value
Personal Products — 0.2%
Coty, Inc.:
4.00%, 04/15/23 .................. EUR 4,230 $ 4,971,654
3.88%, 04/15/26 .................. 3,009 3,581,266
4.75%, 04/15/26 .................. 1,600 1,846,852
5.00%, 04/15/26
(b)
................. USD 9,376 9,507,077
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
6,371 6,753,260
Ontex Group NV, 3.50%, 07/15/26 ....... EUR 1,249 1,479,150
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
.... USD 12,066 11,633,132
39,772,391
Pharmaceuticals — 2.3%
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 9,296 10,111,259
8.50%, 01/31/27 .................. 31,928 34,702,543
Bausch Health Cos., Inc.
(b)
:
6.13%, 04/15/25 .................. 3,292 3,374,300
9.00%, 12/15/25 .................. 10,374 11,124,040
5.75%, 08/15/27 .................. 10,173 10,797,419
7.00%, 01/15/28 .................. 24,811 25,555,330
5.00%, 01/30/28 .................. 8,674 8,229,458
4.88%, 06/01/28 .................. 47,826 48,949,911
5.00%, 02/15/29 .................. 16,753 15,622,172
6.25%, 02/15/29 .................. 36,151 35,755,147
7.25%, 05/30/29 .................. 21,116 21,578,652
5.25%, 01/30/30 .................. 3,849 3,579,570
5.25%, 02/15/31 .................. 619 577,805
Catalent Pharma Solutions, Inc.:
5.00%, 07/15/27
(b)
................. 5,833 6,095,252
2.38%, 03/01/28 .................. EUR 6,315 7,502,987
3.13%, 02/15/29
(b)
................. USD 8,402 8,136,329
Cheplapharm Arzneimittel GmbH:
4.38%, 01/15/28 .................. EUR 1,605 1,976,875
5.50%, 01/15/28
(b)
................. USD 16,805 17,225,125
Elanco Animal Health, Inc., 5.90%, 08/28/28
(k)
4,050 4,739,593
Endo DAC, 9.50%, 07/31/27
(b)
.......... 38,798 39,573,960
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
..................... 36,965 36,225,700
Gruenenthal GmbH:
3.63%, 11/15/26 .................. EUR 1,502 1,830,565
4.13%, 05/15/28 .................. 843 1,030,375
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... USD 24,839 25,753,075
Nidda BondCo GmbH:
5.00%, 09/30/25 .................. EUR 2,300 2,736,770
7.25%, 09/30/25 .................. 1,599 1,946,164
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 .................. 2,931 3,446,050
Organon & Co.:
2.88%, 04/30/28 .................. 1,848 2,221,396
4.13%, 04/30/28
(b)
................. USD 39,429 40,209,694
5.13%, 04/30/31
(b)
................. 39,222 40,406,505
P&L Development LLC, 7.75%, 11/15/25
(b)
... 13,871 14,564,550
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 51,620 52,772,675
Teva Pharmaceutical Finance Netherlands II
BV:
6.00%, 01/31/25 .................. EUR 3,400 4,346,011
4.50%, 03/01/25 .................. 2,200 2,691,475
1.88%, 03/31/27 .................. 600 651,110
1.63%, 10/15/28 .................. 500 522,026
Teva Pharmaceutical Finance Netherlands III
BV:
7.13%, 01/31/25 .................. USD 245 268,887
3.15%, 10/01/26 .................. 10,000 9,512,500
556,343,255

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Professional Services — 0.6%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
... USD 7,006 $ 7,055,497
ASGN, Inc., 4.63%, 05/15/28
(b)
.......... 3,361 3,520,547
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 25,671 25,446,379
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 .................. 14,134 14,982,040
10.25%, 02/15/27 ................. 12,604 13,917,715
House of Finance NV (The), 4.38%, 07/15/26 . EUR 1,300 1,564,597
Intertrust Group BV, 3.38%, 11/15/25 ...... 2,173 2,628,168
Jaguar Holding Co. II
(b)
:
4.63%, 06/15/25 .................. USD 3,068 3,221,400
5.00%, 06/15/28 .................. 39,897 43,245,156
KBR, Inc., 4.75%, 09/30/28
(b)
........... 13,182 13,182,000
La Financiere Atalian SASU, 5.13%, 05/15/25 EUR 1,195 1,424,056
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ USD 8,711 9,135,661
139,323,216
Real Estate Management & Development — 0.5%
ADLER Group SA:
3.25%, 08/05/25 .................. EUR 2,100 2,568,856
2.75%, 11/13/26 .................. 900 1,079,181
2.25%, 01/14/29 .................. 800 918,956
Aedas Homes Opco SLU, 4.00%, 08/15/26 .. 1,058 1,282,750
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.37%
(a)(i)
................ 900 1,108,528
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
................ USD 19,059 20,554,369
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)
...... EUR 2,725 3,199,982
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 8,725 9,215,345
Forestar Group, Inc., 3.85%, 05/15/26
(b)
.... 7,864 7,935,169
Heimstaden Bostad AB
(a)( i )
:
(EUR Swap Annual 5 Year + 3.91%), 3.38% EUR 1,200 1,471,222
(EUR Swap Annual 5 Year + 3.15%), 2.62% 3,725 4,360,594
(EUR Swap Annual 5 Year + 3.27%), 3.00% 2,175 2,573,745
Howard Hughes Corp. (The)
(b)
:
5.38%, 08/01/28 .................. USD 11,561 12,273,505
4.13%, 02/01/29 .................. 8,811 8,811,176
4.38%, 02/01/31 .................. 17,447 17,383,842
Realogy Group LLC
(b)
:
7.63%, 06/15/25 .................. 5,964 6,469,151
5.75%, 01/15/29 .................. 19,032 19,895,862
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(k)
................ GBP 3,266 5,466,552
126,568,785
Road & Rail — 0.8%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
USD 8,549 8,901,647
EC Finance plc, 2.38%, 11/15/22 ........ EUR 2,400 2,803,113
Loxam SAS:
4.25%, 04/15/24 .................. 1,100 1,315,547
3.25%, 01/14/25 .................. 1,531 1,827,728
3.75%, 07/15/26 .................. 1,102 1,335,444
5.75%, 07/15/27 .................. 989 1,219,615
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. USD 18,447 19,254,056
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 .................. 38,819 41,893,465
0.00%, 12/15/25
(g)(l)
................ 25,622 25,980,708
8.00%, 11/01/26 .................. 11,774 12,686,485
7.50%, 09/15/27 .................. 42,452 46,653,899
6.25%, 01/15/28 .................. 14,188 15,269,267
179,140,974
Semiconductors & Semiconductor Equipment — 0.4%
ams AG
(g)
:
0.00%, 03/05/25
(l)
................. EUR 1,800 1,832,041
2.13%, 11/03/27 .................. 1,600 1,858,326
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Entegris , Inc.
(b)
:
4.38%, 04/15/28 .................. USD 4,461 $ 4,656,169
3.63%, 05/01/29 .................. 7,430 7,522,875
Infineon Technologies AG, (EUR Swap Annual 5
Year + 3.39%), 2.87%
(a)(i)
............ EUR 1,900 2,365,571
Microchip Technology, Inc., 4.25%, 09/01/25 . USD 38,583 40,506,974
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
. 19,231 19,810,622
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 12,957 13,021,785
91,574,363
Software — 2.7%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 21,586 22,638,318
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................. 32,124 32,670,125
Boxer Parent Co., Inc.:
6.50%, 10/02/25 .................. EUR 5,621 7,069,872
7.13%, 10/02/25
(b)
................. USD 25,000 26,750,000
9.13%, 03/01/26
(b)
................. 38,315 40,442,249
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 .................. 33,509 34,112,162
4.25%, 01/31/26 .................. 31,045 32,519,637
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 15,887 16,621,774
Castle US Holding Corp., 9.50%, 02/15/28
(b)
. 16,748 17,459,790
CDK Global, Inc., 4.88%, 06/01/27 ....... 3,256 3,443,220
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.62%, 05/15/28
(a)
........... EUR 2,169 2,604,040
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... USD 68,086 69,192,397
Clarivate Science Holdings Corp.
(b)
:
3.88%, 06/30/28 .................. 25,143 25,372,053
4.88%, 06/30/29 .................. 34,569 35,476,436
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 20,130 20,149,124
Elastic NV, 4.13%, 07/15/29
(b)
.......... 20,002 20,152,015
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 5,403 5,584,869
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
..................... 10,630 10,404,857
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 21,478 21,478,000
Nuance Communications, Inc., 5.63%, 12/15/26 4,984 5,192,281
Open Text Corp., 3.88%, 02/15/28
(b)
...... 7,687 7,793,081
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
. 4,386 4,472,843
PTC, Inc.
(b)
:
3.63%, 02/15/25 .................. 734 756,020
4.00%, 02/15/28 .................. 7,643 7,895,219
Rocket Software, Inc., 6.50%, 02/15/29
(b)
... 30,389 30,154,397
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 58,566 62,062,390
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 62,607 65,189,539
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
18,436 18,320,775
645,977,483
Specialty Retail — 2.3%
Ambience Merger Sub, Inc., 7.13%, 07/15/29
(b)
5,222 5,274,220
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 .................. 7,004 7,196,610
4.75%, 03/01/30 .................. 4,457 4,657,565
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(b)(h)
.. 10,941 11,214,525
Carvana Co., 5.50%, 04/15/27
(b)
......... 19,854 20,503,821
Dufry One BV:
2.50%, 10/15/24 .................. EUR 1,000 1,180,065
2.00%, 02/15/27 .................. 751 839,309
eG Global Finance plc:
4.38%, 02/07/25 .................. 817 954,831
6.75%, 02/07/25
(b)
................. USD 30,036 31,056,173
6.25%, 10/30/25 .................. EUR 6,009 7,296,176
8.50%, 10/30/25
(b)
................. USD 16,076 17,000,370
Gap, Inc. (The), 8.88%, 05/15/27
(b)
....... 9,060 10,484,232

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Goldstory SASU, 5.38%, 03/01/26 ....... EUR 1,740 $ 2,109,627
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. USD 3,037 3,090,147
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 16,002 16,062,008
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
9,662 9,855,240
L Brands, Inc.:
6.63%, 10/01/30
(b)
................. 7,188 8,320,110
6.88%, 11/01/35 .................. 12,525 15,859,781
6.75%, 07/01/36 .................. 3,311 4,147,028
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
.... 33,156 33,411,301
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... 14,909 15,281,725
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
...... 9,298 9,637,842
Matalan Finance plc, 6.75%, 01/31/23 ..... GBP 1,671 2,106,927
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... USD 4,526 4,762,257
Penske Automotive Group, Inc.:
3.50%, 09/01/25 .................. 11,322 11,727,327
3.75%, 06/15/29 .................. 4,684 4,713,235
PetSmart, Inc.
(b)
:
4.75%, 02/15/28 .................. 20,686 21,487,583
7.75%, 02/15/29 .................. 79,989 88,187,872
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 17,689 18,524,186
SRS Distribution, Inc.
(b)
:
4.63%, 07/01/28 .................. 30,923 31,618,768
6.13%, 07/01/29 .................. 24,066 24,766,561
Staples, Inc.
(b)
:
7.50%, 04/15/26 .................. 36,515 37,819,864
10.75%, 04/15/27 ................. 13,182 13,401,480
Tendam Brands SAU:
5.00%, 09/15/24 .................. EUR 546 635,941
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
.................... 364 426,149
Victoria's Secret & Co., 4.63%, 07/15/29
(b)
... USD 10,511 10,511,000
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 27,390 29,314,147
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(h)
............ 17,016 17,605,775
553,041,778
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
.... 8,326 9,231,452
Hurricane Finance plc, 8.00%, 10/15/25 .... GBP 1,412 2,126,080
NCR Corp.
(b)
:
5.00%, 10/01/28 .................. USD 7,692 7,954,066
5.13%, 04/15/29 .................. 10,148 10,465,125
6.13%, 09/01/29 .................. 7,012 7,643,080
5.25%, 10/01/30 .................. 6,891 7,149,413
Xerox Corp., 4.80%, 03/01/35 .......... 9,712 9,748,420
54,317,636
Textiles, Apparel & Luxury Goods — 0.2%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29 .. EUR 1,012 1,226,978
Crocs, Inc., 4.25%, 03/15/29
(b)
.......... USD 12,273 12,518,460
European TopSoho SARL, 4.00%, 09/21/21
(c)(g)(j)
EUR 2,700 2,837,416
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
..... USD 937 992,049
Levi Strauss & Co.:
5.00%, 05/01/25 .................. 1,845 1,881,900
3.50%, 03/01/31
(b)
................. 7,014 6,973,319
William Carter Co. (The)
(b)
:
5.50%, 05/15/25 .................. 2,617 2,768,812
5.63%, 03/15/27 .................. 2,686 2,826,209
Wolverine World Wide, Inc., 6.38%, 05/15/25
(b)
4,722 5,023,594
37,048,737
Thrifts & Mortgage Finance — 0.5%
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27 EUR 1,100 1,407,344
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... USD 30,936 34,097,659
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 20,474 19,092,005
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance (continued)
Jerrold Finco plc, 5.25%, 01/15/27 ....... GBP 2,747 $ 3,924,449
Ladder Capital Finance Holdings LLLP
(b)
:
4.25%, 02/01/27 .................. USD 13,466 13,446,946
4.75%, 06/15/29 .................. 9,201 9,201,000
MGIC Investment Corp., 5.25%, 08/15/28 ... 11,025 11,686,500
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 .................. 12,472 12,924,484
5.50%, 08/15/28 .................. 9,630 9,708,292
5.13%, 12/15/30 .................. 6,852 6,817,740
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
..................... 7,043 7,041,380
129,347,799
Trading Companies & Distributors — 0.8%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
7,445 7,425,978
Brightstar Escrow Corp., 9.75%, 10/15/25
(b)
.. 6,642 7,148,452
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.50%, 10/01/25 .................. 5,358 5,565,622
9.75%, 08/01/27 .................. 3,399 3,930,094
5.50%, 05/01/28 .................. 15,282 15,912,383
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... 12,863 12,734,370
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 6,230 6,130,320
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 16,735 17,642,372
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 38,184 39,281,790
United Rentals North America, Inc., 5.25%,
01/15/30 ...................... 2,941 3,221,542
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 .................. 29,801 32,205,941
7.25%, 06/15/28 .................. 28,673 31,937,421
183,136,285
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(i)
.. EUR 1,800 2,206,384
Atlantia SpA, 1.88%, 02/12/28 .......... 1,964 2,391,705
Autostrade per l'Italia SpA :
1.88%, 11/04/25 .................. 700 862,941
1.75%, 06/26/26 .................. 500 612,665
1.75%, 02/01/27 .................. 1,700 2,076,248
2.00%, 12/04/28 .................. 3,754 4,631,583
2.00%, 01/15/30 .................. 3,748 4,588,628
Getlink SE, 3.50%, 10/30/25 ........... 3,019 3,714,021
21,084,175
Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
..................... USD 8,022 8,503,320
Thames Water Kemble Finance plc, 4.63%,
05/19/26 ...................... GBP 3,179 4,499,490
13,002,810
Wireless Telecommunication Services — 1.5%
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... USD 107,979 114,187,793
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 3,334 3,734,680
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(h)
.......... 26,529 25,445,540
Matterhorn Telecom SA, 4.00%, 11/15/27 ... EUR 4,300 5,232,383
SoftBank Group Corp.:
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
( i )
........................... USD 5,702 5,759,590
2.13%, 07/06/24 .................. EUR 1,341 1,590,091
4.50%, 04/20/25 .................. 1,300 1,670,333
4.75%, 07/30/25 .................. 1,409 1,837,794
3.13%, 09/19/25 .................. 2,500 3,053,306

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
2.88%, 01/06/27 .................. EUR 1,294 $ 1,533,945
5.00%, 04/15/28 .................. 2,096 2,780,192
3.38%, 07/06/29 .................. 558 661,649
4.00%, 09/19/29 .................. 1,408 1,760,492
Sprint Corp.:
7.88%, 09/15/23 .................. USD 10,849 12,325,289
7.13%, 06/15/24 .................. 7,210 8,318,537
7.63%, 03/01/26 .................. 21,944 26,771,680
Telefonica Europe BV
(a)( i )
:
(EUR Swap Annual 10 Year + 4.30%),
5.87% ....................... EUR 1,800 2,374,464
(EUR Swap Annual 10 Year + 4.30%),
5.87% ....................... 100 131,915
(EUR Swap Annual 6 Year + 4.11%), 4.37% 3,800 4,887,991
(EUR Swap Annual 8 Year + 2.97%), 3.87% 3,300 4,208,788
T-Mobile USA, Inc.:
4.50%, 02/01/26 .................. USD 457 465,738
2.63%, 02/15/29 .................. 5,070 5,006,625
2.88%, 02/15/31 .................. 29,791 29,567,567
3.50%, 04/15/31
(b)
................. 16,599 17,172,495
3.50%, 04/15/31 .................. 26,521 27,437,301
Vmed O2 UK Financing I plc:
4.00%, 01/31/29 .................. GBP 2,630 3,594,735
4.25%, 01/31/31
(b)
................. USD 3,235 3,178,267
4.50%, 07/15/31 .................. GBP 2,742 3,807,574
4.75%, 07/15/31
(b)
................. USD 32,585 33,073,775
Vodafone Group plc
(a)
:
(EUR Swap Annual 5 Year + 3.43%), 4.20%,
10/03/78 ..................... EUR 2,600 3,460,612
(USD Swap Semi 5 Year + 3.05%), 6.25%,
10/03/78 ..................... USD 3,800 4,196,720
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80 .......... EUR 2,200 2,680,487
361,908,348
Total Corporate Bonds — 83.8%
(Cost: $18,722,355,741) ............................ 19,823,116,347
Floating Rate Loan Interests — 10.1%
Aerospace & Defense — 0.5%
(a)
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . USD 61,246 61,373,398
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29
(e)
23,381 23,848,620
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 10,054 10,113,055
Sequa Mezzanine Holdings LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 10.75%),
11.75%
,
 04/28/24 ................. 125 122,735
Spirit Aerosystems , Inc., Term Loan, (LIBOR
USD 1 Month + 5.25%), 6.00%
,
 01/15/25 . 14,215 14,291,613
109,749,421
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 0.00%),
5.50%
,
 04/06/28
(a)
................. 5,276 5,267,769
Airlines — 0.5%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/20/28 .................. 47,675 49,665,463
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.75%
,
 10/20/27 ...... 21,672 22,878,914
Security
Par (000)
Par (000) Value
Airlines (continued)
United AirLines , Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 . USD 49,674 $ 50,280,515
122,824,892
Auto Components — 0.0%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.35%
,
 04/30/26
(a)
6,359 6,295,445
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.35%
,
 01/01/38
(a)
..... 4,035 4,032,543
Building Products — 0.0%
(a)
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 11/23/27 .. 5,405 5,387,993
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 5,399 5,391,214
10,779,207
Chemicals — 0.3%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month +
2.50%), 3.00%
,
 03/18/28 ............ 25,580 25,436,240
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 08/27/26 .................. 19,994 20,261,886
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.85%
,
 03/30/26 . 2,354 2,354,148
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.60%
,
 06/30/27 .................. 10,454 10,385,364
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 05/15/24 ............ 3,964 3,935,523
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 2.75%), 2.84% - 5.00%
,
 10/01/25 2,390 2,370,570
64,743,731
Commercial Services & Supplies — 0.6%
(a)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 101,773 100,039,768
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.19%
,
 09/06/24 ...... 20,907 20,780,954
GFL Environmental, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 05/30/25 . 2,555 2,555,832
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.35%
,
 11/02/26 .. 1,451 1,452,898
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.50%),
9.25%
,
 11/02/28
(e)
................. 12,384 12,631,680
137,461,132
Construction Materials — 0.0%
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28
(a)
................. 3,326 3,302,474
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/01/27 .................. 4,191 4,195,874
Kleopatra Finco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.75%),
5.25%
,
 02/12/26
(e)
................. 3,041 3,056,584

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co., Term
Loan, 04/03/24
(m)
.................. USD 22,301 $ 21,746,633
28,999,091
Diversified Consumer Services — 0.1%
(a)
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 13,311 14,204,967
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 01/15/27 ............ 6,809 6,840,161
21,045,128
Diversified Financial Services — 1.1%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 . 7,885 7,905,026
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.60%
,
 07/31/26 .................. 5,179 5,187,054
AqGen Ascensus , Inc., 2nd Lien Term Loan,
05/18/29
(e)(m)
..................... 9,792 9,694,080
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 ..... 5,730 5,733,532
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 2,533 2,542,189
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28
(e)
................. 16,090 16,452,025
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 . 25,350 25,397,806
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 55,701 55,826,650
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/17/27 .................. 3,106 3,082,090
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(m)
.............. 460 456,606
Lealand Finance Co., BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 06/28/24
(e)
758 454,660
Proofpoint , Inc., 2nd Lien Term Loan,
06/08/29
(m)
...................... 26,322 26,552,318
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. 8,808 8,767,659
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ...... 70,034 70,401,780
White Cap Buyer LLC, Term Loan, (LIBOR USD
3 Month + 4.00%), 4.50%
,
 10/19/27 ..... 30,657 30,695,608
269,149,083
Diversified Telecommunication Services — 0.3%
(a)
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.15%
,
 08/14/26 ..... 6,464 6,447,095
Frontier Communications Holdings, LLC, Term
Loan B1, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 05/01/28 .................. 18,284 18,284,175
Northwest Fiber LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.75%),
3.82%
,
 04/30/27 .................. 8,645 8,640,864
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.10%
,
 03/09/27 . 47,451 46,921,436
80,293,570
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
MSG National Properties LLC, Term
Loan, (LIBOR USD 3 Month + 6.25%),
7.00%
,
 11/12/25
(a)(e)
................ USD 29,924 $ 30,821,723
Health Care Equipment & Supplies — 0.0%
Ortho-Clinical Diagnostics, Inc., Term
Loan, (EURIBOR 3 Month + 3.50%),
3.50%
,
 06/30/25
(a)
................. EUR 8,910 10,567,251
Health Care Providers & Services — 0.3%
(a)
AHP Health Partners, Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/30/25 .................. USD 6,705 6,713,844
Azalea TopCo , Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.69%
,
 07/24/26 . 3,256 3,235,482
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 10/10/25 . 30,701 26,208,206
Gentiva Health Services, Inc., 1st Lien Term
Loan B1, (LIBOR USD 1 Month + 2.75%),
2.88%
,
 07/02/25 .................. 2,443 2,435,765
Quorum Health Corp., Term Loan, 04/29/25
(m)
. 14,347 14,508,322
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 .................. 9,900 9,924,750
63,026,369
Health Care Technology — 0.7%
(a)
athenahealth , Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.41%
,
 02/11/26 .................. 9,984 10,005,842
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 .................. 25,379 25,439,402
Verscend Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.00%),
7.50%
,
 04/02/29
(e)
................. 51,206 51,718,060
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 08/27/25 . 70,944 71,058,204
158,221,508
Hotels, Restaurants & Leisure — 0.3%
(a)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.60%
,
 07/21/25 .................. 12,244 12,274,231
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(e)
................ 3,252 3,610,002
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 . 16,557 16,423,233
IRB Holding Corp., Term Loan, 12/15/27
(m)
... 20,114 20,101,895
Life Time, Inc., Term Loan, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 12/16/24 ...... 19,234 19,282,544
Raptor Acquisition Corp., Term Loan B,
11/01/26
(m)
...................... 3,698 3,702,622
75,394,527
Industrial Conglomerates — 0.1%
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%
,
 09/01/25
(a)
................. 15,568 12,532,465
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan,
11/05/27
(m)
...................... 10,110 10,118,127
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 . 8,763 8,756,993

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.35%, 12/31/25 ................ USD 9,901 $ 9,789,719
(LIBOR USD 1 Month + 3.75%),
3.85%, 09/03/26 ................ 9,871 9,849,015
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 8,782 8,791,764
47,305,618
Interactive Media & Services — 0.1%
(a)
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 9,544 9,544,040
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ...... 13,067 13,252,413
22,796,453
Internet & Direct Marketing Retail — 0.0%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(a)
................. 7,692 7,691,722
IT Services — 0.8%
(a)
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 10/30/26 .................. 4,790 4,766,465
CoreLogic , Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 7.00%
,
 06/04/29
(e)
19,962 20,061,810
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 6,927 7,147,833
Epicor Software Corp., Term Loan C,
07/30/27
(m)
...................... 9,138 9,123,454
Flexential Intermediate Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.38%
,
 08/01/25 .................. 3,818 3,409,054
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 3.34% -
3.35%
,
 11/29/24 .................. 2,519 2,493,231
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.35%
,
 12/01/25 .................. 5,095 5,087,259
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.60%
,
 02/12/27 ............ 9,242 9,016,450
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1
Month + 4.00%), 4.75%
,
 12/17/27
(e)
..... 6,962 6,996,825
Sophia LP, 2nd Lien Term Loan, (LIBOR USD 3
Month + 8.00%), 9.00%
,
 10/09/28 ...... 61,702 63,630,187
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 3.90%
,
 10/07/27 ............ 41,811 41,819,386
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 . 3,736 3,730,708
177,282,662
Life Sciences Tools & Services — 0.2%
(a)
ICON Luxembourg SARL, Term Loan B:
 06/16/28
(m)
...................... 32,848 32,894,494
Parexel International Corp., Term Loan, (LIBOR
USD 1 Month + 2.75%), 2.85%
,
 09/27/24 . 18,616 18,502,635
51,397,129
Security
Par (000)
Par (000) Value
Machinery — 0.3%
(a)
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.10%
,
 09/21/26 ...... USD 27,146 $ 27,213,753
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.17%
,
 03/28/25 ..... 43,893 43,093,838
Vertiv Group Corp., Term Loan B, 03/02/27
(m)
. 8,378 8,321,606
78,629,197
Media — 1.1%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(a)
.... 5,869 5,863,030
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.69%
,
 08/21/26
(a)
................. 44,099 43,015,206
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(a)
................. 44,119 44,367,227
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................. 29,487 29,904,744
Intelsat Jackson Holdings SA, Term Loan
B4, (LIBOR USD 1 Month + 5.50%),
8.75%
,
 01/02/24
(a)
................. 17,838 18,138,692
Intelsat Jackson Holdings SA, Term Loan B5,
8.63%
,
 01/02/24
(n)
................. 84,234 85,587,801
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................. 3,904 3,767,501
Promotora de Informaciones SA, Term
Loan, (EURIBOR 6 Month + 4.50%),
4.50%
,
 03/31/25
(a)
................. EUR 409 450,742
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
USD 2,359 2,359,912
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.85%
,
 12/31/28
(a)
................. 27,139 27,129,410
260,584,265
Oil, Gas & Consumable Fuels — 0.6%
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, 11/01/25
(a)(m)
.......... 117,113 129,166,391
Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 3 Month + 5.00%),
5.75%
,
 03/27/28
(a)
................. 30,241 29,135,421
Professional Services — 0.1%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 02/06/26
(a)
................. 13,220 13,151,487
Software — 1.3%
(a)
Barracuda Networks, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 10/30/28 .................. 14,200 14,439,432
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 10/02/25 . 11,142 11,072,374
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26 . 4,816 4,809,513
Castle US Holding Corp., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.90%
,
 01/29/27 . 6,243 6,160,354
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27 .................. 17,658 17,690,077

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Software (continued)
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.92%
,
 03/11/28 .................. USD 6,950 $ 6,947,903
Informatica LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.13%), 7.13%
,
 02/25/25
(e)
23,229 23,693,580
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.35%
,
 02/25/27 ...... 1,670 1,658,379
Magenta Buyer LLC, 1st Lien Term Loan,
05/03/28
(m)
...................... 40,963 40,922,037
Magenta Buyer LLC, 2nd Lien Term Loan,
05/03/29
(e)(m)
..................... 26,005 25,679,937
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.35%
,
 02/23/29 . 4,143 4,202,576
Planview Parent, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/18/28
(e)
................. 12,161 12,100,195
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.11%
,
 04/26/24 .................. 9,578 9,585,137
Proofpoint , Inc., Term Loan, 06/09/28
(m)
..... 16,344 16,243,975
RealPage , Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28 . 17,053 16,993,314
RealPage , Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 7.25%
,
 04/23/29 . 42,762 43,991,190
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 03/03/28 .................. 18,473 18,727,004
UKG, Inc., 1st Lien Term Loan:
(LIBOR USD 1 Month + 3.75%),
3.85%, 05/04/26 ................ 5,392 5,392,620
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ................ 14,816 14,824,820
295,134,417
Specialty Retail — 0.2%
(a)
Eyemart Express LLC, 2nd Lien Term Loan,
08/04/25
(m)
...................... 5,352 5,325,240
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 33,792 33,800,448
Staples, Inc., Term Loan B1, (LIBOR USD 3
Month + 5.00%), 5.18%
,
 04/16/26 ...... 10,973 10,678,163
49,803,851
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.43%
,
 05/27/24
(a)
................. 13,854 13,274,123
Total Floating Rate Loan Interests — 10.1%
(Cost: $2,353,397,842) ............................ 2,389,860,065
Foreign Agency Obligations — 0.1%
France — 0.1%
Electricite de France SA
(a)( i )
:
(GBP Swap 13 Year + 3.96%), 6.00% .... GBP 3,900 6,026,069
(EUR Swap Annual 5 Year + 3.37%), 2.87% EUR 1,200 1,466,253
(EUR Swap Annual 5 Year + 3.20%), 3.00% 400 490,191
(EUR Swap Annual 5 Year + 4.00%), 3.37% 7,000 8,663,386
16,645,899
Italy — 0.0%
(a)
Banca Monte dei Paschi di Siena SpA :
3.63%, 09/24/24 .................. 400 493,801
2.63%, 04/28/25 .................. 1,750 2,103,968
Security
Par (000)
Par (000) Value
Italy (continued)
(EUR Swap Annual 5 Year + 8.92%), 8.50%,
09/10/30
(a)
.................... EUR 475 $ 516,765
3,114,534
Total Foreign Agency Obligations — 0.1%
(Cost: $17,987,470) ............................... 19,760,433
Shares
Shares
Investment Companies — 0.1%
BlackRock High Yield Bond Portfolio
(o)
...... 235,644 18,851,491
Cheniere Energy Partners LP ........... 44,287 1,961,471
Western Midstream Partners LP .......... 183,321 3,926,736
Total Investment Companies — 0.1%
(Cost: $40,325,708) ............................... 24,739,698
Beneficial Interest
(000)
Other Interests — 0.0%
(p)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(c)(j)
....................... USD 11,550 80,850
Lehman Brothers Holdings Capital Trust VII
Escrow Bonds
(a)
................... 5,500 38,500
Lehman Brothers Holdings Capital Trust VII
Escrow Bonds .................... 1,000 7,000
Lehman Brothers Holdings, Inc.
(c)(j)
........ 5,675 39,725
166,075
Independent Power and Renewable Electricity Producers — 0.0%
GenOn Energy Holdings LLC, Escrow
(a)(c)(e)(j)
.. 5,134 —
Media — 0.0%
Adelphia Communications Corp., Escrow
(c)(e)(j)
. 325 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... 166,075
Preferred Securities — 1.3%
Par (000)
Pa r (000)
Capital Trusts — 1.1%
Banks — 0.4%
(a)(i)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00% .... EUR 800 1,083,491
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ....................... USD 11,144 12,328,050
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ....................... 5,669 6,365,550
CIT Group, Inc., Series A, (LIBOR USD 3 Month
+ 3.97%), 5.80% .................. 14,850 15,338,120
Citigroup, Inc., Series W, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.60%), 4.00% .................. 12,335 12,751,306
JPMorgan Chase & Co.:
Series FF, (SOFR + 3.38%), 5.00% ..... 20,732 21,912,687
Series HH, (SOFR + 3.13%), 4.60% ..... 5,845 6,057,174
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% .............. 30,860 31,949,358
107,785,736

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Capital Markets — 0.5%
(a)(i)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ...... USD 66,975 $ 68,515,425
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% . 39,265 41,968,788
110,484,213
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(a)( i )
10,625 11,900,000
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)( i )
............. 37,000 37,270,100
Total Capital Trusts — 1.1%
(Cost: $257,628,894) .............................. 267,440,049
Shares
Shares
Preferred Stocks — 0.2%
Banks — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15-12/15/15,
cost $3,532,445)
(f)
................. 3,704,388 38,118
Capital Markets — 0.0%
Verscend Intermediate Holding Corp., 12.25%
(e)
9,756 10,312,054
Insurance — 0.1%
Alliant Holdings I, Inc., 9.75%
(e)
.......... 20,162 19,758,562
Security
Shares
Shares Value
Wireless Telecommunication Services
— 0.1%
Ligado Networks LLC
(q)
................ 235,644 $ 18,851,491
Total Preferred Stocks — 0.2%
(Cost: $68,614,819) ............................... 48,960,225
Total Preferred Securities — 1.3%
(Cost: $326,243,713) .............................. 316,400,274
Total Long-Term Investments — 98.2%
(Cost: $21,984,415,807) ............................ 23,227,206,394
Short-Term Securities — 2.9%
(o)(r)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 665,956,977 665,956,977
SL Liquidity Series, LLC, Money Market Series,
0.13%
(s)
........................ 11,369,845 11,373,257
Total Short-Term Securities — 2.9%
(Cost: $677,329,940) .............................. 677,330,234
Total Options Purchased — 0.0%
(Cost: $120,259) ................................. 231,550
Total Investments — 101.1%
(Cost: $22,661,866,006 ) ............................ 23,904,768,178
Liabilities in Excess of Other Assets — (1.1)% ............. (261,038,713)
Net Assets — 100.0% ............................... $ 23,643,729,465
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
All or a portion of this security is on loan.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $13,087,351, representing 0.06% of its net assets as of period end, and an original cost of $11,889,688.
(g)
Convertible security.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Perpetual security with no stated maturity date.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Zero-coupon bond.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Fixed rate.
(o)
Affiliate of the Fund.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
All or a portion of the security is held by a wholly-owned subsidiary.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 604,504,790 $ 61,452,187 $ — $ — $ — $ 665,956,977 665,956,977 $ 115,805 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 167,903,259 — (156,586,315) 55,442 871 11,373,257 11,369,845 530,257
(b)
—
BlackRock High Yield Bond
Portfolio ............... — 35,568,242 — — (16,716,751) 18,851,491 235,644 — —
iShares 0-5 Year High Yield
Corporate Bond ETF
(c)
..... — 136,168,850 (137,414,162) 1,245,312 — — — 977,187 —
iShares Broad USD High Yield
Corporate Bond ETF
(c)
..... 161,143,972 61,266,520 (228,401,840) 17,057,027 (11,065,679) — — 5,198,445 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 226,194,400 586,015,300 (820,960,668) 14,896,316 (6,145,348) — — 7,434,041 —
iShares Preferred & Income
Securities ETF
(c)
......... 313,470,000 251,694,270 (578,933,866) 11,908,668 1,860,928 — — 8,452,077 —
$ 45,162,765 $ (32,065,979) $ 696,181,725 $ 22,707,812 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
Euro-Bund .............................................................. 33 09/08/21 $ 6,754 $ (41,887)
U.S. Treasury 10 Year Note ................................................... 1,572 09/21/21 208,167 (1,211,567)
U.S. Treasury Long Bond .................................................... 48 09/21/21 7,707 (170,903)
U.S. Treasury Ultra Bond .................................................... 388 09/21/21 74,690 (3,094,238)
Long Gilt ............................................................... 69 09/28/21 12,227 (85,181)
U.S. Treasury 5 Year Note .................................................... 1,502 09/30/21 185,321 257,870
$ (4,345,906)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 627,169,124 EUR 517,371,000 BNP Paribas SA 09/15/21 $ 12,723,799
USD 149,325 EUR 123,000 Citibank NA 09/15/21 3,247
USD 6,338,661 EUR 5,309,000 Morgan Stanley & Co. International plc 09/15/21 33,534
USD 1,322,272 EUR 1,089,000 Natwest Markets plc 09/15/21 28,944
USD 2,919,569 EUR 2,426,000 State Street Bank and Trust Co. 09/15/21 38,379
USD 95,338,256 GBP 67,458,000 BNP Paribas SA 09/15/21 2,007,411
USD 32,443 GBP 23,000 State Street Bank and Trust Co. 09/15/21 622
$ 14,835,936
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX Bank Index ..................... 594 09/17/21 EUR 90.00 EUR 2,782 $ 231,550
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 06/20/23 NR USD 20,000 $ (141,086) $ (892,503) $ 751,417
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 12/20/23 NR USD 5,176 (81,019) (196,332) 115,313
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 1,280 140,906 117,300 23,606
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 3,720 (189,443) (392,220) 202,777
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB+ EUR 900 130,571 138,652 (8,081)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,050 150,849 125,319 25,530
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 B EUR 370 33,812 18,947 14,865
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 B EUR 240 22,175 22,163 12
$ 66,765 $ (1,058,674) $ 1,125,439
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month LIBOR minus
1.15% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 07/06/21 USD 2,000 $ 1,588,852 $ — $ 1,588,852
1 month LIBOR minus
0.75% ......... At Termination
SPDR Bloomberg
Barclays High Yield
Bond ETF
At
Termination
Goldman Sachs
International 07/08/21 USD 1,000 850,810 — 850,810
1 month LIBOR minus
1.15% ......... Monthly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Monthly
JPMorgan Chase Bank
NA 08/09/21 USD 2,000 1,319,243 — 1,319,243
1 month LIBOR minus
1.07% ......... Monthly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Monthly
Merrill Lynch International
& Co. 08/10/21 USD 2,000 977,653 — 977,653
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Barclays Bank plc 09/20/21 USD 73,037 1,512,331 (4,841) 1,517,172
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/21 USD 80,000 2,234,276 (6,975) 2,241,251
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/21 USD 37,000 795,641 (2,035) 797,676
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/21 USD 203,206 4,304,854 (7,702) 4,312,556
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/21 USD 79,637 4,134,038 (6,943) 4,140,981
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/21 USD 26,143 1,115,877 (3,241) 1,119,118
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/21 USD 30,194 980,520 (4,213) 984,733
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Barclays Bank plc 12/20/21 USD 24,920 601,045 (247) 601,292
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/21 USD 23,100 382,546 (1,553) 384,099
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/21 USD 50,000 886,656 (10,741) 897,397
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/21 USD 87,449 1,829,089 (21,270) 1,850,359
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/21 USD 20,766 417,780 (5,147) 422,927
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/21 USD 20,000 402,369 (5,623) 407,992
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/21 USD 40,595 992,158 (11,810) 1,003,968
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/21 USD 23,640 737,472 (8,338) 745,810

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/21 USD 19,280 $ 326,612 $ (2,202) $ 328,814
$ 26,389,822 $ (102,881) $ 26,492,703
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 month LIBOR ....................................... London Interbank Offered Rate 0.10%
3 month LIBOR ....................................... London Interbank Offered Rate 0.15
Glossary of Terms Used in this Report
Currency Abbreviations
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviations
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
LIMEAN London Interbank Mean Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Fair Value Hierarchy as o f Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 19,013,583 $ — $ 19,013,583
Common Stocks:
Auto Components ...................................... 482,896 — — 482,896
Building Products ....................................... 630,191 — — 630,191
Chemicals ............................................ 72,812,827 — — 72,812,827
Commercial Services & Supplies ............................. — — 3 3
Communications Equipment ................................ 12,221,157 — — 12,221,157
Diversified Financial Services ............................... — — 13 13
Diversified Telecommunication Services ........................ — 1,463,138 — 1,463,138
Electrical Equipment ..................................... 21,335,337 — — 21,335,337
Energy Equipment & Services .............................. — — 641,225 641,225
Entertainment ......................................... 13,116,778 — — 13,116,778
Equity Real Estate Investment Trusts (REITs) .................... 98,266,862 — — 98,266,862
Hotels, Restaurants & Leisure .............................. 11,899,624 — — 11,899,624
Life Sciences Tools & Services .............................. 70,499,662 — — 70,499,662
Media ............................................... 11,219,034 — — 11,219,034
Metals & Mining ........................................ 40,255,182 — — 40,255,182
Oil, Gas & Consumable Fuels ............................... 255,226,203 13,049,233 40,679 268,316,115
Road & Rail ........................................... 10,946,208 — — 10,946,208
Semiconductors & Semiconductor Equipment .................... 43,667 — — 43,667
Corporate Bonds:
Aerospace & Defense .................................... — 731,758,712 — 731,758,712
Airlines .............................................. — 421,384,806 — 421,384,806
Auto Components ...................................... — 439,076,946 — 439,076,946
Automobiles .......................................... — 29,367,301 — 29,367,301
Banks ............................................... — 161,166,343 — 161,166,343
Beverages ........................................... — 9,006,460 — 9,006,460

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Level 1 Level 2 Level 3 Total
Biotechnology ......................................... $ — $ 9,646,385 $ — $ 9,646,385
Building Products ....................................... — 224,978,886 — 224,978,886
Capital Markets ........................................ — 142,708,419 — 142,708,419
Chemicals ............................................ — 349,737,049 — 349,737,049
Commercial Services & Supplies ............................. — 685,445,701 — 685,445,701
Communications Equipment ................................ — 174,479,848 — 174,479,848
Construction & Engineering ................................ — 89,705,239 — 89,705,239
Consumer Finance ...................................... — 255,815,599 — 255,815,599
Containers & Packaging .................................. — 404,042,509 — 404,042,509
Distributors ........................................... — 99,811,332 — 99,811,332
Diversified Consumer Services .............................. — 114,953,258 — 114,953,258
Diversified Financial Services ............................... — 210,529,899 — 210,529,899
Diversified Telecommunication Services ........................ — 1,446,307,304 — 1,446,307,304
Electric Utilities ........................................ — 184,568,963 — 184,568,963
Electrical Equipment ..................................... — 42,848,469 — 42,848,469
Electronic Equipment, Instruments & Components ................. — 45,074,129 — 45,074,129
Energy Equipment & Services .............................. — 141,412,153 31,004,628 172,416,781
Entertainment ......................................... — 239,938,135 — 239,938,135
Equity Real Estate Investment Trusts (REITs) .................... — 655,439,061 — 655,439,061
Food & Staples Retailing .................................. — 124,439,582 — 124,439,582
Food Products ......................................... — 532,434,292 — 532,434,292
Gas Utilities ........................................... — 16,471,632 — 16,471,632
Health Care Equipment & Supplies ........................... — 144,029,942 — 144,029,942
Health Care Providers & Services ............................ — 1,240,492,808 — 1,240,492,808
Health Care Technology .................................. — 14,110,267 — 14,110,267
Hotels, Restaurants & Leisure .............................. — 1,291,251,589 — 1,291,251,589
Household Durables ..................................... — 215,998,631 — 215,998,631
Household Products ..................................... — 66,621,785 — 66,621,785
Independent Power and Renewable Electricity Producers ............ — 112,690,312 — 112,690,312
Insurance ............................................ — 409,618,697 — 409,618,697
Interactive Media & Services ............................... — 40,397,862 — 40,397,862
Internet & Direct Marketing Retail ............................ — 52,427,233 — 52,427,233
IT Services ........................................... — 456,608,148 — 456,608,148
Leisure Products ....................................... — 41,514,037 — 41,514,037
Life Sciences Tools & Services .............................. — 41,030,946 — 41,030,946
Machinery ............................................ — 303,967,370 — 303,967,370
Marine .............................................. — 16,230,345 — 16,230,345
Media ............................................... — 1,368,755,754 — 1,368,755,754
Metals & Mining ........................................ — 436,441,899 — 436,441,899
Mortgage Real Estate Investment Trusts (REITs) .................. — 17,082,526 — 17,082,526
Multiline Retail ......................................... — 54,164,648 — 54,164,648
Oil, Gas & Consumable Fuels ............................... — 2,354,540,473 — 2,354,540,473
Personal Products ...................................... — 39,772,391 — 39,772,391
Pharmaceuticals ....................................... — 556,343,255 — 556,343,255
Professional Services .................................... — 139,323,216 — 139,323,216
Real Estate Management & Development ....................... — 126,568,785 — 126,568,785
Road & Rail ........................................... — 179,140,974 — 179,140,974
Semiconductors & Semiconductor Equipment .................... — 91,574,363 — 91,574,363
Software ............................................. — 645,977,483 — 645,977,483
Specialty Retail ........................................ — 553,041,778 — 553,041,778
Technology Hardware, Storage & Peripherals .................... — 54,317,636 — 54,317,636
Textiles, Apparel & Luxury Goods ............................ — 37,048,737 — 37,048,737
Thrifts & Mortgage Finance ................................ — 129,347,799 — 129,347,799
Trading Companies & Distributors ............................ — 183,136,285 — 183,136,285
Transportation Infrastructure ............................... — 21,084,175 — 21,084,175
Water Utilities ......................................... — 13,002,810 — 13,002,810
Wireless Telecommunication Services ......................... — 361,908,348 — 361,908,348
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 85,900,801 23,848,620 109,749,421
Air Freight & Logistics .................................... — 5,267,769 — 5,267,769
Airlines .............................................. — 122,824,892 — 122,824,892
Auto Components ...................................... — 6,295,445 — 6,295,445
Automobiles .......................................... — 4,032,543 — 4,032,543
Building Products ....................................... — 10,779,207 — 10,779,207
Chemicals ............................................ — 64,743,731 — 64,743,731
Commercial Services & Supplies ............................. — 124,829,452 12,631,680 137,461,132

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Level 1 Level 2 Level 3 Total
Construction Materials .................................... $ — $ 3,302,474 $ — $ 3,302,474
Containers & Packaging .................................. — 25,942,507 3,056,584 28,999,091
Diversified Consumer Services .............................. — 21,045,128 — 21,045,128
Diversified Financial Services ............................... — 242,548,318 26,600,765 269,149,083
Diversified Telecommunication Services ........................ — 80,293,570 — 80,293,570
Entertainment ......................................... — — 30,821,723 30,821,723
Health Care Equipment & Supplies ........................... — 10,567,251 — 10,567,251
Health Care Providers & Services ............................ — 63,026,369 — 63,026,369
Health Care Technology .................................. — 106,503,448 51,718,060 158,221,508
Hotels, Restaurants & Leisure .............................. — 71,784,525 3,610,002 75,394,527
Industrial Conglomerates .................................. — 12,532,465 — 12,532,465
Insurance ............................................ — 47,305,618 — 47,305,618
Interactive Media & Services ............................... — 22,796,453 — 22,796,453
Internet & Direct Marketing Retail ............................ — 7,691,722 — 7,691,722
IT Services ........................................... — 150,224,027 27,058,635 177,282,662
Life Sciences Tools & Services .............................. — 51,397,129 — 51,397,129
Machinery ............................................ — 78,629,197 — 78,629,197
Media ............................................... — 260,584,265 — 260,584,265
Oil, Gas & Consumable Fuels ............................... — 129,166,391 — 129,166,391
Pharmaceuticals ....................................... — 29,135,421 — 29,135,421
Professional Services .................................... — 13,151,487 — 13,151,487
Software ............................................. — 233,660,705 61,473,712 295,134,417
Specialty Retail ........................................ — 49,803,851 — 49,803,851
Wireless Telecommunication Services ......................... — 13,274,123 — 13,274,123
Foreign Agency Obligations ................................. — 19,760,433 — 19,760,433
Investment Companies .................................... 24,739,698 — — 24,739,698
Other Interests .......................................... — 166,075 — 166,075
Preferred Securities:
Banks ............................................... — 107,785,736 — 107,785,736
Capital Markets ........................................ — 110,484,213 10,312,054 120,796,267
Consumer Finance ...................................... — 11,900,000 — 11,900,000
Electric Utilities ........................................ — 37,270,100 — 37,270,100
Insurance ............................................ — — 19,758,562 19,758,562
Wireless Telecommunication Services ......................... — 18,851,491 — 18,851,491
Short-Term Securities ....................................... 665,956,977 — — 665,956,977
Options Purchased:
Equity contracts .......................................... 231,550 — — 231,550
$ 1,309,883,853 $ 22,280,896,005 $ 302,576,945 $ 23,893,356,803
Investments Valued at NAV
(a)
...................................... 11,411,375
$ —
$ 23,904,768,178
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 1,133,520 $ — $ 1,133,520
Equity contracts ........................................... — 4,736,558 — 4,736,558
Foreign currency exchange contracts ............................ — 14,835,936 — 14,835,936
Interest rate contracts ....................................... 257,870 21,756,145 — 22,014,015
Liabilities:
Credit contracts ........................................... — (8,081) — (8,081)
Interest rate contracts ....................................... (4,603,776) — — (4,603,776)
$ (4,345,906) $ 42,454,078 $ — $ 38,108,172
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 financial instruments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Other
Interests
Preferred
Securities Total
Investments:
Assets:
Opening balance, as of September 30, 2020 ....................................... $ 16,040,107 $ 20,659,635 $ 68,473,659 $ 249,113 $ — $ 105,422,514
Transfers into level 3 ..................................................... — 6,545,883 23,558,155 — — 30,104,038
Transfers out of level 3 .................................................... (1,622,170) (6,545,882) (33,421,470) (249,113) — (41,838,635)
Accrued discounts/premiums ................................................. — 382,737 192,037 — — 574,774
Net realized gain ........................................................ 14,242,139 124,568 11,172 2,644 — 14,380,523
Net change in unrealized appreciation (depreciation)
(a)
................................ (13,736,016) 9,855,225 15,644,481 — 650,166 12,413,856
Purchases ............................................................. — 1,069,311 212,442,820 — 29,420,450 242,932,581
Sales ................................................................ (14,242,140) (1,086,849) (46,081,073) (2,644) — (61,412,706)
Closing balance, as of June 30, 2021 ...........................................
$ 681,920 $ 31,004,628 $ 240,819,781
$ —
$ 30,070,616 $ 302,576,945
Net change in unrealized appreciation (depreciation) on investments still held a t June 30, 2021
(a)
....
$ (13,736,016) $ 9,855,225 $ 5,362,124
$ —
$ 650,166 $ 2,131,499
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.